As filed with the Securities and Exchange Commission on November 23, 2005

                                            1933 Act Registration No. 333-129031

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]
                                                           -----

    Pre-Effective Amendment No.                  [      ]
                                 -----------      ------


    Post-Effective Amendment No.                 [   1   ]
                                 -----------      -------


                                  FORUM FUNDS
               (Exact name of registrant as specified in charter)
                               Two Portand Square
                             Portland, Maine 04101
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (202) 879-1900

                               DAVID M. WHITAKER
                          Citigroup Fund Services, LLC
                               Two Portand Square
                             Portland, Maine 04101
                    (Name and Address of Agent for Service)

                                   Copies to:

                              ROBERT J. ZUTZ, ESQ.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036


This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of securities being offered: Institutional shares of Brown Advisory Opportunity Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                                  Forum Funds

                Contents of Registration Statement on Form N-14


This Registration Statement consists of the following papers and documents:

         Cover Sheet

         Contents of Registration Statement on Form N-14

              Letter to Shareholders

              Notice of Special Meeting

              Part A - Combined Prospectus and Proxy Statement

              Part B - Statement of Additional Information

              Part C - Other Information

         Signature Page

         Exhibit Index

         Exhibits

                              THE NEVIS FUND, INC.
                               901 S. Bond Street
                               Baltimore, MD 21231


                                November 23, 2005


Dear Shareholder:


     We are pleased to announce that The Nevis Fund, Inc. (the "Nevis Fund") is proposing to reorganize into the Brown Advisory Opportunity Fund ("Opportunity Fund"), a newly created series of the Forum Funds. The Opportunity Fund will be managed by Brown Investment Advisory Incorporated ("Brown Investment Advisory"), an investment advisory firm located in Maryland, which is also the Nevis Fund's current investment adviser. In today's competitive environment, we are confident that this combination will benefit the Nevis Fund and its shareholders.

     As you may be aware, Brown Investment Advisory replaced Nevis Capital Management LLC as the Nevis Fund's investment adviser on October 1, 2005. Brown Investment Advisory will continue to follow the investment objective of long-term capital appreciation. Brown Investment Advisory has managed assets for foundations, employee benefit plans, endowment funds and high net-worth individuals and mutual funds since 1993. As of September 30, 2005, Brown Investment Advisory and its affiliates had approximately $9.7 billion in client assets.


     The enclosed Combined Proxy Statement and Prospectus seeks your approval of the proposed combination of the Nevis Fund with the Opportunity Fund pursuant to an Agreement and Plan of Conversion and Termination. Because Brown Investment Advisory has contractually agreed to limit the total annual fund operating expenses, shareholders will not experience an increase in their expenses as a result of the combination. Further, the combination will not directly result in any tax consequences or changes in account values for shareholders. The Combined Proxy Statement and Prospectus describes the proposed combination and compares, among other things, the investment objectives and strategies and operating expenses of the Opportunity Fund and the Nevis Fund. You should review the enclosed materials carefully.


     After carefully studying the merits of the proposal as well as considering other options, the Board of Directors of the Nevis Fund has determined that the proposed combination is in the best interests of the Nevis Fund and its shareholders. They recommend that you vote "FOR" the proposal discussed in the materials.


     You and your fellow shareholders are being asked to approve the proposal at a Special Meeting of Shareholders to be held at 901 S. Bond Street, Baltimore, MD 21231, on December 30, 2005. A proxy card representing the number of shares you held as of the record date, November 15, 2005, is enclosed for use at the Special Meeting. IT IS IMPORTANT THAT YOU VOTE WHETHER OR NOT YOU PLAN ON ATTENDING THE SPECIAL MEETING IN PERSON. ONCE YOU HAVE DECIDED HOW YOU WILL VOTE, PLEASE PROMPTLY COMPLETE, SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR VOTE BY TELEPHONE OR INTERNET USING THE INSTRUCTIONS SHOWN ON THE PROXY CARD(S), BUT NO LATER THAN DECEMBER 29, 2005 IF YOU ARE NOT PLANNING TO ATTEND THE SPECIAL MEETING. PLEASE READ THE ENCLOSED PROXY MATERIALS CAREFULLY BEFORE YOU VOTE. IT CONTAINS INFORMATION IMPORTANT FOR YOUR DECISION-MAKING PROCESS.

Sincerely,

/s/ Michael Pang
    -----------------
    Michael Pang
    Vice President

Q.   WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?

A. This document is a proxy statement for The Nevis Fund, Inc. (the "Nevis Fund") and a prospectus for Institutional Shares of Brown Advisory Opportunity Fund (the "Opportunity Fund"), a new series of the Forum Funds. This Combined Proxy Statement and Prospectus contains information the Nevis Fund's shareholders should know before voting on the proposed reorganization of the existing Nevis Fund into the Opportunity Fund. It should be retained for future reference.

Q.   WHAT IS THE PROPOSED REORGANIZATION?


A. The Nevis Fund has entered into an Agreement and Plan of Conversion and Termination ("Agreement") with the Forum Funds, on behalf of the Opportunity Fund. Under the Agreement, the Nevis Fund will be reorganized into the Opportunity Fund. The Opportunity Fund will have an identical investment objective and similar policies and strategies to those of the Nevis Fund. The Board of Directors of the Nevis Fund (the "Nevis Board") has approved the Agreement. As shareholders of the Nevis Fund, you are now being asked to approve the Agreement. If approved, and if certain other conditions are met, shares of the Nevis Fund will be exchanged for Institutional Shares of the Opportunity Fund.


Q.   WHO WILL MANAGE THE NEW FUND?


A. Brown Advisory Investment Incorporated ("Brown Investment Advisory") replaced Nevis Capital Management LLC as the investment adviser to the Nevis Fund on October 1, 2005. Brown Investment Advisory will manage the Opportunity Fund and will continue to follow the Nevis Fund's investment objective of long-term capital appreciation pursuant to similar investment policies and strategies.

Q.   HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. You will become a shareholder of the Opportunity Fund. There will be no sales charges or redemption fees applied in connection with the proposed reorganization. THE NEW SHARES THAT YOU RECEIVE WILL HAVE A TOTAL NET ASSET VALUE EQUAL TO THE TOTAL NET ASSET VALUE OF THE SHARES YOU HOLD IN THE NEVIS FUND AS OF THE CLOSING DATE OF THE PROPOSED REORGANIZATION.

Q.   WILL THE EXPENSES OF THE NEW FUND INCREASE?


A. Because Brown Investment Advisory has contractually agreed to limit the total annual operating expenses of the Opportunity Fund's Institutional Share class, your expenses will not increase as a result of the proposed reorganization. The total annual operating expenses of the Nevis Fund are 1.50%. The projected total annual operating expenses of the Opportunity Brown are 1.54%. However, Brown Investment Advisory has contractually agreed to waive its fee and reimburse fee expenses to limit the total annual operating expenses of the Opportunity Fund's Institutional Shares at 1.50% of the class' average daily net assets through October 1, 2006.


Q.   WILL THE PROPOSED REORGANIZATION RESULT IN ANY TAXES?


A. We expect that neither the Nevis Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the proposed reorganization. However, it is expected that some of the assets transferred to the Opportunity Fund from the Nevis Fund may be sold, which may result in the recognition of net gain that would taxable to the shareholders to whom distributions thereof are made.


Q.   HOW DOES THE NEVIS BOARD RECOMMEND THAT I VOTE?


A. The Nevis Board unanimously recommends that you vote "FOR" the proposed reorganization.

Q.   WHO IS PAYING THE COSTS OF THE PROPOSED REORGANIZATION?


A. Brown Investment Advisory has agreed to pay the costs associated with the proposed reorganization with the exception of the tail insurance for the Nevis Board. The Nevis Fund may pay all or a portion of the tail insurance for the Nevis Board, which is insurance designed to generally cover the Nevis Board with respect to claims or regulatory actions resulting from actions taken by the Nevis Board prior to the proposed reorganization.


Q. WHAT WILL HAPPEN IF THE PROPOSED REORGANIZATION IS NOT APPROVED BY SHAREHOLDERS?

A. If shareholders do not approve the proposed reorganization, then the Nevis Fund will be liquidated no later than 150 days after October 1, 2005, meaning that the Nevis Fund will liquidate its assets and distribute cash PRO RATA to all its remaining shareholders who have not previously redeemed or exchanged all of their shares. No shareholder vote is required for the Nevis Fund's liquidation.

Q.   HOW DO I VOTE MY SHARES?


A. You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card(s).

IF YOU HAVE ANY QUESTIONS ABOUT THE PROPOSAL OR THE PROXY CARD, PLEASE CALL CITIGROUP FUND SERVICES, LLC, TOLL-FREE AT 1-800-540-6807.



                                  PLEASE VOTE.
            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                              THE NEVIS FUND, INC.
                               901 S. Bond Street
                               Baltimore, MD 21231

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 30, 2005

To the shareholders of The Nevis Fund, Inc. (the "Nevis Fund"):

     We cordially invite you to attend our Special Meeting to:


     1. Approve an Agreement and Plan of Conversion and Termination (the "Agreement") among the Nevis Fund, Inc., Brown Investment Advisory Incorporated and Forum Funds, on behalf of its series, Brown Advisory Opportunity Fund (the "Opportunity Fund") and the transactions contemplated therein, including: (a) the transfer of all the assets of the Nevis Fund to, and the assumption of all the liabilities of the Nevis Fund by, the Brown Advisory Opportunity Fund ("Opportunity Fund"); (b) the issuance of Institutional Shares by the Opportunity Fund equal in number and value to the Nevis Fund shares; (c) the PRO RATA distribution of those shares to all shareholders of the Nevis Fund; and (d) the termination of the Nevis Fund.


     2. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes.

     We are holding the Special Meeting at 901 S. Bond Street, Baltimore, MD 21231, on DECEMBER 30, 2005, at 2:00 P.M., Eastern Time.


     Shareholders of record as of the close of business on NOVEMBER 15, 2005, are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

     We request that you execute the accompanying proxy, which is being solicited by the Board of Directors of the Nevis Fund, and return it promptly, but no later than December 29, 2005 if you are not planning to attend the Special Meeting, in the enclosed envelope the accompanying proxy, which is being solicited by the Board of Directors of the Nevis Fund. Your vote is important for the purpose of ensuring a quorum at the Special Meeting. You may revoke your proxy at any time before it is exercised by executing and submitting a revised proxy, by giving written notice of revocation to the Vice President of the Nevis Fund or by voting in person at the Special Meeting.


Sincerely,

/s/ Michael Pang
    ---------------
    Michael Pang
     Vice President

                              THE NEVIS FUND, INC.
                               901 S. Bond Street
                               Baltimore, MD 21231
                                 1-877- 446-3847

                                   FORUM FUNDS
                         BROWN ADVISORY OPPORTUNITY FUND
                                  P.O. Box 446
                              Portland, Maine 04112
                                 1-800-540-6807

                     COMBINED PROXY STATEMENT AND PROSPECTUS


                                NOVEMBER 23, 2005


     This  Combined  Proxy  Statement  and  Prospectus  (the   "Prospectus/Proxy
Statement") is furnished with respect to the solicitation of proxies by the Board of Directors of The Nevis Fund, Inc. (the "Nevis Fund"), in connection with the Special Meeting of Shareholders (the "Meeting") to be held at 901 S. Bond St., Baltimore, MD 21231 on December 30, 2005 at 2:00 p.m. Eastern Time. At the Meeting, shareholders will be asked to approve the Agreement and Plan of Conversion and Termination (the "Agreement") among the Nevis Fund, a Maryland corporation, Forum Funds, a Delaware statutory trust, on behalf of its series, Brown Advisory Opportunity Fund (the "Opportunity Fund"), and Brown Investment Advisory Incorporated ("Brown Investment Advisory"). The Agreement, if approved by shareholders, would reorganize the Nevis Fund into the Opportunity Fund. Specifically, the Agreement provides for the transactions necessary to effect the reorganization, including: (a) the transfer of all the assets of Nevis Fund to, and the assumption of all the liabilities of the Nevis Fund by, the Opportunity Fund; (b) the issuance of Institutional Shares by the Opportunity Fund equal in number and value to the Nevis Fund shares; (c) the PRO RATA distribution of those shares to all shareholders of the Nevis Fund; and (d) the termination of the Nevis Fund.


     The  Nevis  Fund  and  Forum  Funds  are  open-end  management   investment
companies. The Opportunity Fund has similar investment objectives, investment policies and strategies as the Nevis Fund.


     This Prospectus/Proxy Statement sets forth the information that you should know before voting on the Agreement. It is both the proxy statement for the Nevis Fund and the prospectus of the Opportunity Fund. You should read and retain this Prospectus/Proxy Statement for future reference. A Statement of Additional Information, dated November 23, 2005, is incorporated herein by reference into this Prospectus/Proxy Statement. The Statement of Additional Information as well as additional information about the Opportunity Fund has been filed with the U.S. Securities and Exchange Commission ("SEC") and is available upon request and without charge by calling (800) 540-6807.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE NEVIS FUND OR FORUM FUNDS.

                                TABLE OF CONTENTS


SUMMARY........................................................................1
      ABOUT THE REORGANIZATION.................................................1
      BOARD CONSIDERATIONS.....................................................1
      REASONS FOR THE REORGANIZATION...........................................1
      FEDERAL INCOME TAX CONSEQUENCES..........................................3
      COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES............3
      COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS....................8
      COMPARISON OF PRINCIPAL RISKS...........................................13
      COMPARISON OF FEES......................................................15
      SHAREHOLDER FEES .......................................................15
      EXPENSE EXAMPLE.........................................................16
      PERFORMANCE INFORMATION.................................................16
      COMPARISON OF DISTRIBUTION, PURCHASE, EXCHANGE, AND
         REDEMPTION PROCEDURES................................................17
OTHER INFORMATION ABOUT THE OPPORTUNITY FUND..................................19
      INVESTMENT ADVISER......................................................19
      VALUATION OF SHARES.....................................................19
      DISTRIBUTIONS...........................................................20
      TAXES...................................................................20
      MARKET TIMING POLICY....................................................21
INFORMATION ABOUT THE REORGANIZATION..........................................23
      DESCRIPTION OF THE REORGANIZATION.......................................23
      BOARD CONSIDERATIONS....................................................23
      FORM OF ORGANIZATION AND SHAREHOLDER RIGHTS.............................25
      CAPITALIZATION..........................................................26
      FEDERAL INCOME TAX CONSEQUENCES.........................................26
      CONSEQUENCES OF NOT APPROVING PROPOSED REORGANIZATION...................27
VOTING INFORMATION............................................................27
      REQUIRED VOTE...........................................................27
      RECORD DATE, QUORUM, TABULATION, AND ADJOURNMENT........................27
      SOLICITATION OF PROXIES.................................................28
      REVOCATION OF PROXIES...................................................28
OTHER INFORMATION.............................................................29
      LEGAL MATTERS...........................................................29
      OTHER BUSINESS..........................................................29
      ADDITIONAL INFORMATION..................................................29
APPENDIX A - FORM OF AGREEMENT AND PLAN OF CONVERSION AND TERMINATION........A-1
APPENDIX B - SHARES OUTSTANDING OF THE NEVIS FUND ON RECORD DATE.............B-1
APPENDIX C - OWNERSHIP OF SHARES OF THE NEVIS FUND...........................C-1
APPENDIX D - OPPORTUNITY FUND PURCHASE, EXCHANGE AND REDEMPTION
PROCEDURES...................................................................D-1
APPENDIX E - MANAGER'S DISCUSSION AND ANALYSIS OF NEVIS FUND
PERFORMANCE..................................................................E-1

                                     SUMMARY


     The following is a summary of certain information relating to the proposed transactions and is qualified in its entirety by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement and the attached Appendices.

ABOUT THE REORGANIZATION


     The Board of Directors of the Nevis Fund (the "Nevis Board'), including all the directors who are not "interested persons," within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Nevis Fund, proposes that the Nevis Fund reorganize into the Opportunity Fund and that each Nevis Fund shareholder become a shareholder of the Opportunity Fund.

     The reorganization, if the shareholders of the Nevis Fund approve the Agreement, will have three primary steps:

     * First, the Nevis Fund will transfer all of its assets to the Opportunity Fund in exchange solely for voting Institutional Shares of the Opportunity Fund and the Opportunity Fund's assumption of all of the Nevis Fund's liabilities;

     * Second, each shareholder of the Nevis Fund will receive a PRO RATA distribution of those shares; and

     *    Third, the Nevis Fund will subsequently terminate.

     Approval of the Agreement will constitute approval of the transfer of its assets, the assumption of its liabilities, the distribution of Institutional Shares and termination of the Nevis Fund. The shares of the Opportunity Fund issued in connection with the reorganization will have an aggregate net asset value equal to the net value of the assets of the Nevis Fund transferred to the Opportunity Fund. The value of a Nevis Fund shareholder's account with the Opportunity Fund immediately after the reorganization will be the same as the value of such shareholder's account with the Nevis Fund immediately prior to the reorganization. No sales charge or fee of any kind will be charged to the Nevis Fund's shareholders in connection with the reorganization.


BOARD CONSIDERATIONS

     Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Nevis Board, including all directors who are not "interested persons" under the 1940 Act, has determined that the reorganization is in the best interests of the Nevis Fund and its shareholders, and that the interests of existing shareholders of Nevis Fund will not be diluted as a result of the reorganization.

REASONS FOR THE REORGANIZATION


     The Nevis Board considered the desire of Nevis Capital Management LLC to discontinue acting as an adviser to any registered investment company. Additionally, the Nevis Board reviewed its own efforts to find a course of action that would be in the best interests of the Nevis Fund and its shareholders, including other potential merger partners as well as the possibility of liquidating the Nevis Fund. Specifically, the Nevis Board sought out other advisers and other merger partners and held discussions that did not come to fruition before coming to an agreement with Brown Investment Advisory.

The Nevis Board considered the following matters, among others, in approving the proposal:


     THE TERMS AND CONDITIONS OF THE REORGANIZATION. The Nevis Board approved the terms of the Agreement, and, in particular, the requirement that the transfer of assets be in exchange for shares of the Opportunity Fund. The Nevis Board also took note of the fact that no sales charges would be imposed in connection with the reorganization. The Nevis Board also noted that the reorganization would be submitted to the Nevis Fund's shareholders for approval.

     LACK OF DILUTION TO SHAREHOLDER INTERESTS. The Nevis Board considered that the reorganization would not result in a dilution of shareholder interests.

     SHAREHOLDER EXPENSES. The Nevis Board noted that Brown Investment Advisory, the investment adviser to the Nevis Fund, would bear the expenses of the reorganization, with the exception of tail insurance for the Nevis Board. The Nevis Fund may pay all or a portion of the tail insurance for the Nevis Board, which is insurance designed to generally cover the Nevis Board with respect to claims or regulatory actions resulting from actions taken by the Nevis Board prior to the proposed reorganization.

     RELATIVE EXPENSE RATIOS. The Nevis Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the "Comparison of Fees" section below). The net total operating expense ratio for the Opportunity Fund (after waiver and/or reimbursement) is expected to be equal to that of the Nevis Fund.

     ECONOMIES OF SCALE. The Nevis Board considered the potential of both Brown Investment Advisory and the Opportunity Fund to experience economies of scale as a result of its being a series of Forum Funds, concluding that the structure would benefit shareholders as the Opportunity Fund grows.

     COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Nevis Board concluded that the investment objectives are identical and investment policies and restrictions of the Nevis Fund and the Opportunity Fund (each, a "Fund") are similar.

     THE EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISER. The Nevis Board noted that Brown Investment Advisory will remain as the investment adviser to the Opportunity Fund. The Nevis Board also considered the experience and expertise of Brown Investment Advisory. The Nevis Board considered that Brown Investment Advisory has managed assets, including those of mutual funds, since 1993 and that as of August 31, 2005, Brown Investment Advisory and its affiliates had approximately $5.81 billion in client assets. In addition, the Nevis Board reviewed, among other things, the qualifications and experience of the portfolio management team, reviewed general information about Brown Investment Advisory's performance, approved Brown Investment Advisory's Code of Ethics and approved Brown Investment Advisory's compliance procedures before concluding that it was satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Opportunity Fund and that there was a reasonable basis upon which to conclude that the quality of investment advisory services to be provided by Brown Investment Advisory to the Opportunity Fund should equal or exceed the quality of Brown Investment Advisory's investment advisory services to the Nevis Fund.


     BROWN INVESTMENT ADVISORY'S PROFITABILITY. Because the engagement of Brown Investment Advisory is new, there is no historical profitability with regard to its arrangements with the Opportunity Fund. As a result, this factor was not considered by the Nevis Board.


     ASSUMPTION OF LIABILITIES. The Nevis Board took note of the fact that, under the Agreement, the Opportunity Fund would assume all of the liabilities of the Nevis Fund.

     TAX CONSEQUENCES. The Nevis Board considered that the reorganization is expected to be free from federal income tax, noting the preservation of capital loss carryforwards.


     SHAREHOLDER LIABILITIES AND RIGHTS. The Nevis Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

FEDERAL INCOME TAX CONSEQUENCES


     The Nevis Fund and its shareholders will not recognize any gain or loss for federal income tax purposes as a direct result of the reorganization, and the Opportunity Fund will not recognize any gain or loss for federal tax purposes on its issuance of shares in connection with the reorganization. However, it is expected that some of the assets the Nevis Fund transfers to the Opportunity Fund may be sold, which may result in the recognition of net gain that would taxable to the shareholders to whom distributions thereof are made.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES

     The Funds have identical investment objectives and substantially similar policies and strategies. The investment objectives, strategies and policies are presented in the table below.

     It is anticipated that the Opportunity Fund will be managed in a manner substantially similar to that applied to the Nevis Fund. The Nevis Fund selects, and the Opportunity Fund will select, investments characterized by strong positive cash flows, and strong sustainable earnings prospects. Both Funds typically seek or will seek to invest in companies with market capitalizations of more than $100 million. However, the Opportunity Fund will typically purchase stocks with a price earning (P/E) multiple no greater than 100% of the company long-term sustainable growth rate while the Nevis Fund typically purchases stocks with a P/E multiple of 75%. Further information on the investment strategies, including each Fund's investment process, is found in the table below.

     The Opportunity Fund has been created as a shell series of Forum Funds solely for the purpose of the reorganization and will not conduct any investment operations until the closing of the reorganization. Brown Investment Advisory has reviewed the Nevis Fund's current portfolio holdings and determined that those holdings generally are compatible with the Opportunity Fund's investment objective and policies. As a result, Brown Investment Advisory believes that, if the reorganization is approved, all or substantially all of the Nevis Fund's assets could be transferred to and held by the Opportunity Fund. However, it is expected that some of the assets the Nevis Fund transfers to the Opportunity Fund may be sold, which may result in the recognition of net gain that would taxable to the shareholders to whom distributions thereof are made.

--------------------------------------------------------------------------------
                          NEVIS FUND                    OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT
OBJECTIVE    Seeks long-term capital            Same.
             appreciation.
--------------------------------------------------------------------------------
INVESTMENT   The   Nevis    Fund    generally   The  Opportunity  Fund primarily
STRATEGIES   follows  a  growth  strategy  in   invests in the equity securities
             selecting   securities  but  may   of companies  that generate high
             select    stocks    based   upon   returns  on  invested   capital,
             value-oriented   criteria.   The   have  exhibited an above average
             investment   strategy   of   the   increase  in  earnings  over the
             Nevis  Fund  is  founded  on the   past few years and have strong
             belief   that   over   time  the

--------------------------------------------------------------------------------
                          NEVIS FUND                    OPPORTUNITY FUND
--------------------------------------------------------------------------------
             performance   of   a   company's   sustainable  earning  prospects
             stock  will  track the growth of   and  attractive  stock  prices.
             its earnings.  Brown  Investment   The  Fund   also   invests   in
             Advisory       will       select   companies with strong  positive
             investments   characterized   by   cash flows, and  conservatively
             businesses  that  generate  high   capitalized balance sheets that
             returns on invested  capital and   are  self-financing.  The  Fund
             have   strong,   positive   cash   generally invests in small- and
             flows.    When    analyzing    a   mid-capitalization   companies.
             company's  earnings growth,  the   Although  the Fund  invests  in
             portfolio  manager  attempts  to   companies      with      market
             determine its  sustainable  rate   capitalizations  of  more  than
             of    growth    of     operating   $100 million,  it may invest in
             earnings.  The portfolio manager   companies of any size.
             is not  interested  in companies
             that report unsustainable The Opportunity Fund generally earnings growth attributable to follows a growth strategy in
             investment               income,   selecting equity securities. The
             extraordinary gains or Opportunity Fund's investment accounting manipulation. The strategy also requires Brown Fund generally invests in Investment Advisory to be
             companies       with      market   sensitive    to    value    when
             capitalizations of more than selecting stocks for the $100 million, but may invest in Opportunity Fund's portfolio.
             companies of any size.             Typically,  the stocks purchased
                                                by  the  Opportunity  Fund  will
                                                have  a  price   earnings  (P/E)
                                                multiple no greater than 100% of
                                                the     company's      long-term
                                                sustainable growth rate.

             The  investment   strategy  also   Brown Investment Advisory starts
             requires the  portfolio  manager   by using  in-house  research and
             to be  sensitive  to value  when   other   sources  to  identify  a
             selecting  stocks for the Fund's   universe of  superior  companies
             portfolio.     Typically,    the   across  a range  of  industries.
             stocks  purchased  by  the  Fund   Superior      companies      are
             will   have  a  price   earnings   businesses that Brown Investment
             (P/E)  multiple no greater  than   Advisory believes have:
             75% of the  company's  long-term
             sustainable   growth  rate.  The   o   Significant          market
             Fund's  investment  adviser pays       opportunities    (both   in
             careful     attention    to    a       terms  of   magnitude   and
             company's   capital   structure,       duration)     where     the
             preferring     companies    with       companies  are  leaders  or
             conservatively       capitalized       potential  leaders in their
             balance    sheets    that    are       respective markets
             self-financing.                    o   Proprietary   products  and
                                                    services,    new    product
                                                    development   and   product
                                                    cycle    leadership    that
                                                    sustains  a  strong   brand
                                                    franchise
                                                o   A  strong  management  team
                                                    that     is      proactive,
                                                    consistently       executes
                                                    effectively and anticipates
                                                    and adapts to change.

                                                 Brown Investment  Advisory then
                                                 focuses on those companies that
                                                 have  the  ability  to  grow at
                                                 above    average   rates   over
                                                 several   years,   given  Brown
             -------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NEVIS FUND                    OPPORTUNITY FUND
--------------------------------------------------------------------------------
                                                 Investment   Advisory's  belief
                                                 that    superior     investment
                                                 returns are better  achieved by
                                                 buying  and  holding  stocks of
                                                 companies that are able to grow
                                                 at  above-average   sustainable
                                                 rates  (typically   12-18%  per
                                                 year)  over  long   periods  of
                                                 time.     Factors    considered
                                                 include:

                                                 o   Product   cycles,   pricing
                                                     flexibility  and product or
             -                                       geographic mix
                                                 o   Cash  flow  and   financial
                                                     resources to fund growth
                                                 o   Catalysts  for growth  such
                                                     as changes  in  regulation,
                                                     management, business cycle,
                                                     business  mix and  industry
                                                     consolidation.

                                                Brown  Investment  Advisory then
                                                uses  a  variety  of   valuation
                                                techniques   including  analyses
                                                of    price/earnings     ratios,
                                                price/sales      ratios      and
                                                price/cash    flow   ratios   to
                                                identify those  companies  whose
                                                stocks are  attractively  valued
                                                relative  to the  market,  their
                                                peer  groups  and  their  growth
                                                opportunity.           Valuation
                                                techniques   also  permit  Brown
                                                Investment  Advisory to mitigate
                                                the  potential  downside risk of
                                                an   investment   candidate   by
                                                demonstrating  the difference in
                                                the   estimated   value   of   a
                                                company's  stock and its current
                                                market price.
             -------------------------------------------------------------------
             Brown  Investment  Advisory will   Brown    Investment    Advisory
             generally  sell a security  when   monitors  the  companies in the
             the   investment   criteria   no   Opportunity Fund's portfolio to
             longer  applies.  The Nevis Fund   determine  if there  have  been
             takes a  long-term  approach  to   any fundamental  changes in the
             investing,  and as a result, the   companies.   Brown   Investment
             Fund  expects it will  generally   Advisory  may  sell a stock  or
             experience     relatively    low   reduce its  position in a stock
             portfolio turnover.                if:

                                                o   The stock subsequently fails
                                                to   meet    Brown    Investment
                                                Advisory's   initial  investment
                                                criteria
                                                o   A more  attractively  priced
                                                stock is  found or if funds  are
                                                needed for other  purposes
                                                o   The stock becomes overvalued
                                                relative   to   the    long-term
                                                expectation for the stock price.
             -------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NEVIS FUND                    OPPORTUNITY FUND
--------------------------------------------------------------------------------
             The  investments  and strategies   In order to  respond to adverse
             described         in        this   market,   economic   or   other
             Prospectus/Proxy  Statement  are   conditions, the Fund may assume
             those  that the Fund uses  under   a temporary  defensive position
             normal    conditions.     During   that is  inconsistent  with its
             unusual   economic   or   market   principal investment strategies
             conditions,   or  for  temporary   and invest, without limitation,
             defensive or liquidity purposes,   in cash or prime  quality  cash
             the Fund may  invest  up to 100%   equivalents          (including
             of  its   assets   in  cash  and   commercial paper,  certificates
             short-term  securities  that may   of      deposit,       banker's
             not   ordinarily  be  consistent   acceptances and time deposits).
             with the Fund's goals.  The Fund   A defensive position,  taken at
             may not achieve  its  investment   the  wrong  time,  may  have an
             goal when so invested.  The Fund   adverse  impact  on the  Fund's
             will  make such  investments  if   performance.  The  Fund  may be
             Brown    Investment     Advisory   unable    to    achieve     its
             believes  that  the risk of loss   investment objective during the
             outweighs  the  opportunity  for   employment   of   a   temporary
             gains.                             defensive measure.


--------------------------------------------------------------------------------
INVESTMENT   Brown    Investment     Advisory   Same,   except   that   as   of
ADVISER      Incorporated.  Brown  Investment   September   30,   2005,   Brown
             Advisory  replaced Nevis Capital   Investment   Advisory  and  its
             Management     LLC     as    the   affiliates  had   approximately
             investment  adviser  to the Fund   $9.7  billion  of assets  under
             on  October   1,  2005.   As  of   its discretionary management.
             August    31,    2005,     Brown
             Investment   Advisory   and  its
             affiliates   had   approximately
             $5.81  billion  of assets  under
             its  discretionary   management.
             The     address     for    Brown
             Investment  Advisory  is  901 S.
             Bond    Street,    Suite    400,
             Baltimore, Maryland 21231.
--------------------------------------------------------------------------------
PORTFOLIO    Mr.  Paul J. Chew is chairman of    Same.
MANAGERS     the  team  and  works  with  the
             team    on    developing     and
             executing the Fund's  investment
             program.  Mr. Chew  retains sole
             decision-making  authority  over
             the  day-to-day   management  of
             the Fund's assets.

             Mr.   Chew,   CFA,  has  been  a
             member   of   Brown   Investment
             Advisory's   senior   management
             since  2001  and   Director   of
             Equity  Research since 1995. Mr.
             Chew   also   serves   as  Brown
             Investment            Advisory's
             technology   analyst  and  is  a
             member  of   Brown's   Strategic
             Investment   Committee  and  its
             Investment   Policy   Committee.
             During   business   school,   he
             worked as a  research  associate
             for    a    finance    professor
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NEVIS FUND                    OPPORTUNITY FUND
--------------------------------------------------------------------------------
             specializing       in      asset
             allocation.  Prior  to  business
             school,   he   worked   in   the
             International  Asset  Management
             Department  at  J.P.   Morgan  &
             Company.  He  received  a  M.B.A
             from   the   Fuqua   School   of
             Business at Duke  University  in
             1995.

             Other  senior   members  of  the
             Fund's team  include:

             Mr.  Timothy W.  Hathaway,  CFA,
             has  been  a  member   of  Brown
             Investment   Advisory's   senior
             management  and  co-chairman  of
             Brown's  Small - Cap Equity Team
             since    October    2005.    Mr.
             Hathaway   joined  the  firm  in
             1995 and  served  as a  Research
             Analyst  for  Brown   Investment
             Advisory's  Large  - Cap  Growth
             Equity Team  responsible for the
             consumer    discretionary    and
             energy   sectors  from  1995  to
             2005. Mr. Hathaway  received his
             B.A.   from    Randolph    Macon
             College  in 1993 and his  M.B.A.
             from Loyola College in 2001.

             Mr.  Christopher  A. Berrier has
             been   a    member    of   Brown
             Investment   Advisory's   senior
             management  and  co-chairman  of
             Brown's  Small - Cap Equity Team
             since  October  2005.  Prior  to
             joining  the firm in  2005,  Mr.
             Berrier  spent  over five  years
             as a Senior  Equity  Analyst  at
             T.    Rowe    Price,    covering
             multiple  sectors with a primary
             focus     on     small-      and
             mid-capitalization        growth
             companies  across several mutual
             funds.  He  received  an A.B. in
             economics     from     Princeton
             University in 2000.

             Doron  S.  Eisenberg  has been a
             Vice    President    at    Brown
             Investment  Advisory  since 2004
             and an Equity  Research  Analyst
             researching           investment
             opportunities  in the Technology
             sector   for  Brown   Investment
             Advisory's   Growth   and  Value
             portfolios  since 2002. Prior to
             joining     Brown     Investment
             Advisory  in 2002,  he worked in
             New  York at  Slattery  Skanska,
             Inc.  as an Equity  Analyst  and
             Carret   &    Company    as   an
             Engineering    Project   Analyst
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          NEVIS FUND                    OPPORTUNITY FUND
--------------------------------------------------------------------------------
             from    1995   to   2000.    Mr.
             Eisenberg  graduated  magna  cum
             laude  with  a  B.S.   in  Civil
             Engineering      from      Tufts
             University  in 1995. He received
             his   M.B.A.    from    Columbia
             Business  School in 2002, with a
             concentration   in  finance  and
             economics.

             Mr.  David B.  Powell,  CFA, has
             been a Vice  President  at Brown
             Investment   Advisory   and   an
             Equity     Research      Analyst
             researching           investment
             opportunities  in the industrial
             and  energy   sectors   for  the
             firm's    Growth    and    Value
             portfolios  since  1999.  Before
             joining  the  firm in  1999,  he
             worked in investor  relations at
             T.  Rowe   Price.   Mr.   Powell
             graduated   with  a  B.A.   from
             Bowdoin College in 1997.

             The  SAI  of the  Fund  provides
             additional   information   about
             the     Portfolio      Managers'
             compensation,   other   accounts
             managed   and    ownership    of
             securities.
--------------------------------------------------------------------------------

COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS

     Although the investment restrictions and limitations of the Funds are substantially similar, there are certain differences between the Funds highlighted in the table below, some of which may be fundamental or non-fundamental policies.

     The Funds have substantially similar fundamental investment restrictions pertaining to borrowing money, concentration, underwriting securities, loans, investments in real estate and commodities and issuance of senior securities. Fundamental investment policies may not be changed without a vote of the majority of the outstanding securities of each Fund. Each investment restriction and limitation for a Fund may be found in its respective Statements of Additional Information ("SAIs").

--------------------------------------------------------------------------------
   POLICY            FUNDAMENTAL INVESTMENT POLICY               DIFFERENCES
--------------------------------------------------------------------------------
                   NEVIS FUND         OPPORTUNITY FUND
--------------------------------------------------------------------------------
Borrowing     The   Fund  may  not  The   Fund   may   not   The   Opportunity
Money         borrow        money,  borrow  money if, as a   Fund  will not be
              except    that   the  result, outstanding      limited        to
              Fund   may    borrow  borrowings would ex-     borrowing     for
              money for  temporary  ceed an amount equal     temporary     and
              or         emergency  to 33 1/3% of the        emergency
              purposes    in    an  the Fund's total asset.  purposes.
              amount           not
              exceeding   33  1/3%
              of the  value of its
              total         assets
              (including       the
              amount     borrowed)
              less     liabilities
              (other          than
              borrowings).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Concentration The   Fund  may  not  The   Fund   may   not   Similar  policies
              purchase         the  purchase   a  security   except  that  the
              securities   of  any  if, as a result,  more   Opportunity  Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   POLICY            FUNDAMENTAL INVESTMENT POLICY               DIFFERENCES
--------------------------------------------------------------------------------
              issuer  (other  than  than    25%   of   the   clarifies    that
              securities    issued  Fund's   total  assets   policy  does  not
              or   guaranteed   by  would be  invested  in   apply          to
              the U.S.  government  securities  of issuers   municipal securi-
              or    any   of   its  conducting       their   ties, foreign gov-
              agencies          or  principal     business   ernment securities
              instrumentalities)    activities    in   the   and other invest-
              if,   as  a  result,  same   industry.   For   ment companies as
              more   than  25%  of  purposes    of    this   provided in the
              the   Fund's   total  limitation,  there  is   1940 Act.
              assets    would   be  no  limit  on  invest-
              invested    in   the  ments  in U.S. Govern-
              securities        of  ment  Securities,   in
              companies      whose  repurchase  agreements
              principal   business  covering U.S. Govern-
              activities   are  in  ment   Securities,  in
              the same industry.    tax-exempt  securities
                                    issued by  the states,
                                    territories         or
                                    possessions   of   the
                                    United States ("muni-
                                    cipal securities")  or
                                    in foreign  government
                                    securities.   Notwith-
                                    standing  anything  to
                                    the  contrary,  to the
                                    extent   permitted  by
                                    the 1940 Act, the Fund
                                    may  invest  in one or
                                    more        investment
                                    companies;    provided
                                    that,  except  to  the
                                    extent     the    Fund
                                    invests    in    other
                                    investment   companies
                                    pursuant   to  Section
                                    12(d)(1)(A)  or (F) of
                                    the 1940 Act, the Fund
                                    treats  the  assets of
                                    the         investment
                                    companies  in which it
                                    invests as its own for
                                    purposes    of    this
                                    policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diversi-     The  Fund  is a non-   The  Fund  is a non-     No difference.
fication     diversified  invest-   diversified  invest-
             ment company.          ment company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Underwriter   The Fund may not act  The   Fund   may   not   Substantially
              as an underwriter of  underwrite  securities   similar.
              securities    within  issued    by     other
              the  meaning of  the  persons except, to the
              U.S. federal securi-  extent that in connec-
              ties laws,   insofar  tion with the disposi-
              as   it  might    be  tion   of    portfolio
              deemed   to  be   an  securities,  the  Fund
              underwriter     upon  may be deemed to be an
              disposition       of  underwriter.
              certain    portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   POLICY            FUNDAMENTAL INVESTMENT POLICY               DIFFERENCES
--------------------------------------------------------------------------------
              securities  acquired
              within  the  limita-
              tion on purchases of
              illiquid securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Loans         The   Fund  may  not  The  Fund may not make   Substantially
              make  loans,  except  loans to other parties.  similar.
              that  the  Fund  may  For  purposes  of this
              lend       portfolio  limitation,   entering
              securities        in  into repurchase agree-
              accordance  with its  ments, lending securi-
              investment  policies  ties and acquiring any
              and may enter  into,  debt security  are not
              purchase  or  invest  deemed to be the  mak-
              in        repurchase  ing of loans.
              agreements,     debt
              instruments       or
              other    securities,
              whether  or not  the
              purchase   is   made
              upon  the   original
              issuance    of   the
              securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Real Estate   The   Fund  may  not  The   Fund   may   not   Substantially
              purchase   or   sell  purchase  or sell real   similar.
              real         estate,  estate unless acquired
              provided   that  the  as   a    result    of
              Fund may  invest  in  ownership           of
              securities        of  securities   or  other
              companies   in   the  instruments  (but this
              real          estate  shall not  prevent the
              industry   and   may  Fund from investing in
              purchase  securities  securities  backed  by
              secured           or  real     estate     or
              otherwise  supported  securities          of
              by    interests   in  companies  engaged  in
              real estate.          the    real     estate
                                    business).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Commodities   The   Fund  may  not  The   Fund   may   not   Similar    except
              purchase   or   sell  purchase    or    sell   that          the
              commodities       or  physical   commodities   Opportunity  Fund
              commodities           unless  acquired  as a   may   invest   in
              contracts,  provided  result of ownership of   securities     or
              that  the  Fund  may  securities   or  other   other instruments
              invest in  financial  instruments  (but this   backed by physi-
              futures  and options  shall not  prevent the   cal commodities.
              on such futures.      Fund  from  purchasing
                                    or selling options and
                                    futures  contracts  or
                                    from    investing   in
                                    securities   or  other
                                    instruments  backed by
                                    physical commodities).
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Senior        The   Fund  may  not  The   Fund   may   not   Substantially
Securities    issue         senior  issue  senior  securi-   similar.
              securities,   except  ties  except  pursuant
              as  permitted  under  to Section 18  of  the
              the 1940 Act.         1940 Act.
----------------------------------------------------------------------------
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
   POLICY            FUNDAMENTAL INVESTMENT POLICY               DIFFERENCES
--------------------------------------------------------------------------------
Short Sales   The   Fund  may  not  As   described    more   The   Opportunity
              effect  short  sales  fully below,  the Fund   Fund   does   not
              of   securities   or  has a  non-fundamental   have a fundamen-
              sell  any   security  investment      policy   tal    investment
              which  it  does  not  concerning  the  short   policy  regarding
              own     unless    by  sales of securities.     short sales.
              virtue     of    its
              ownership  of  other
              securities  it  has,
              at   the   time   of
              sale,   a  right  to
              obtain   securities,
              without  payment  of
              further   considera-
              tion,  equivalent in
              kind and  amount  to
              the securities  sold
              and,  provided  that
              if  such   right  is
              conditional,     the
              sale  is  made  upon
              the same conditions;
              or purchase  securi-
              ties on margin  (but
              the Fund may  obtain
              such   short-   term
              credits  as  may  be
              necessary   for  the
              clearance  of trans-
              actions)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   POLICY          NON-FUNDAMENTAL INVESTMENT POLICY         DIFFERENCES
----------------------------------------------------------------------------
                   NEVIS FUND          OPPORTUNITY FUND
----------------------------------------------------------------------------
Borrowing     The   Fund  may  not  The   Fund   may   not   The   Opportunity
              borrow money, except  purchase or  otherwise   Fund    is    not
              that  the  Fund  may  acquire  any  security   limited  to  bor-
              borrow   money   for  if,   the   total   of   rowing for emer-
              temporary  or  emer-  borrowings       would   gency or    temp-
              gency purposes in an  exceed   5%   of   the   orary  investment
              amount not exceeding  value  of  its   total   purposes.      In
              10% of the  value of  assets.                  addition,     the
              its total  assets at                           Opportunity  Fund
              the   time  of  such                           cannot     exceed
              borrowing,  provided                           total   borrowing
              that,   while   bor-                           in  excess  of 5%
              rowings  by the Fund                           of   the    total
              equaling  5% or more                           value    of   its
              of its total  assets                           total      assets
              are outstanding, the                           while  the  Nevis
              Fund  will  not pur-                           Fund's borrowings
              chase securities for                           cannot     exceed
              investment.                                    10% of the  value
                                                             of   its    total
                                                             assets.   If  the
                                                             amount         of
                                                             borrowings    for
                                                             the  Nevis   Fund
                                                             exceed    5%   or
                                                             more    of    its
                                                             total assets,  it
                                                             cannot   purchase
                                                             investment
                                                             securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   POLICY          NON-FUNDAMENTAL INVESTMENT POLICY         DIFFERENCES
--------------------------------------------------------------------------------
Other         The   Fund  may  not  The   Fund   may   not   Same.
Investment    invest  in shares of  invest      in     the
Companies     any other investment  securities    of   any
              company   registered  investment     company
              under the 1940  Act,  except  to the  extent
              except as  permitted  permitted  by the 1940
              by federal law.       Act.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Control       The   Fund  may  not  The  Fund may not make   Both     policies
              invest    for    the  investments   for  the   are       similar
              purpose   of   exer-  purpose of  exercising   except  that  the
              cising   control  or  control  of an issuer.   Opportunity  Fund
              management.           Investments   by   the   clarifies    that
                                    Fund    in    entities   investments    by
                                    created    under   the   the Fund in enti-
                                    laws    of     foreign   ties      created
                                    countries   solely  to   under the laws of
                                    facilitate  investment   foreign countries
                                    in  securities in that   solely to facili-
                                    country  will  not  be   tate   investment
                                    deemed  the  making of   in securities  in
                                    investments   for  the   that country will
                                    purpose of  exercising   not be deemed the
                                    control.                 making of invest-
                                                             ments   for   the
                                                             purpose  of exer-
                                                             cising control.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign       The   Fund  may  not  As   described    more   The    Opportunity
Securities    invest   more   than  fully above,  the Fund   Fund does not  have
              20%  of  its   total  has   a    fundamental   a  non-fundamental
              assets  in   foreign  investment policy con-   investment     re-
              securities.           cerning concentration.   triction concerning
                                                             investments      in
                                                             foreign activities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Short Sales   As  described   more  The  Fund may not sell   The   Nevis  Fund
              fully   above,   the  securities      short,   has a fundamental
              Fund  has  a  funda-  unless  it owns or has   investment policy
              mental    investment  the  right  to  obtain   concerning  short
              policy    concerning  securities  equivalent   sales  while  the
              the  short  sale  of  in kind and  amount to   Opportunity  Fund
              securities.           the  securities   sold   has a  non-funda-
                                    short   (short   sales   mental     policy
                                    "against   the  box"),   concerning  short
                                    and   provided    that   sales.
                                    transactions        in
                                    futures  contracts and
                                    options are not deemed
                                    to constitute  selling
                                    securities short.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margin        No such policy.       The   Fund   may   not   N/A
Purchases                           purchase    securities
                                    on   margin,    except
                                    that  the Fund may use
                                    short-term  credit for
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   POLICY          NON-FUNDAMENTAL INVESTMENT POLICY         DIFFERENCES
--------------------------------------------------------------------------------

                                    the  clearance  of the
                                    Fund's   transactions,
                                    and   provided    that
                                    initial and  variation
                                    margin   payments   in
                                    connection        with
                                    futures  contracts and
                                    options   on   futures
                                    contracts   shall  not
                                    constitute  purchasing
                                    securities on margin.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Illiquid      No such policy.       The   Fund   may   not   N/A
Securities                          invest  more  than 15%
                                    of its net  assets  in
                                    illiquid  assets  such
                                    as:   (1)   securities
                                    that     cannot     be
                                    disposed   of   within
                                    seven  days  at  their
                                    then-current    value;
                                    (2) repurchase  agree-
                                    ments not    entitling
                                    the holder to  payment
                                    of principal    within
                                    seven  days;  and  (3)
                                    securities  subject to
                                    restrictions   on  the
                                    sale of the securities
                                    to the public  without
                                    registration     under
                                    the      1933      Act
                                    ("restricted   securi-
                                    ties") that are    not
                                    readily    marketable.
                                    The  Fund  may   treat
                                    certain     restricted
                                    securities as   liquid
                                    pursuant to guidelines
                                    adopted by the   Board
                                    of  Trustees  of   the
                                    Forum Funds.
--------------------------------------------------------------------------------

COMPARISON OF PRINCIPAL RISKS

     The information below discusses the main risks of investing in the Funds. The risks, except for performance risk, are substantially similar for the Funds.

     Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund's shares may be affected by its investment objective, principal investment strategies and particular risk factors. Some of the principal risks of investing in the Funds are discussed below. However, other factors may also affect each Fund's net asset value. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.

     Each Fund is generally subject to the following risks:

     GENERAL MARKET RISK. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. A Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which a Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that a Fund will achieve its investment objective, and an investment in a Fund is not by itself a complete or balanced investment program. A shareholder could lose money on investments in a Fund or that Fund could underperform other investments. Other general market risks include:

     o The market may not recognize what Brown Investment Advisory believes to be the true value or growth potential of the stocks held by a Fund
     o The earnings of the companies in which a Fund invests will not continue to grow at expected rates, thus causing the price of the underlying stocks to decline
     o The smaller a company's market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume for the stock, less publicly available information about the company and less liquidity in the market for the stock. The potential for price fluctuations in the stock of a medium capitalization company may be greater than that of a large capitalization company
     o Brown Investment Advisory's judgment as to the growth potential or value of a stock may prove to be wrong
     o A decline in investor demand for the stocks held by a Fund also may adversely affect the value of the securities
     o If a Fund invests in value stocks, value stocks can react differently to market, political and economic developments than other types of stocks and the market as a whole.

     RISKS OF SMALLER CAPITALIZATION ISSUERS. To the extent that a Fund invests in companies with small or mid-size capitalizations, an investment in that Fund can have more risk than investing in larger, more established companies. An investment in a Fund may have the following additional risks:

     o Analysts and other investors typically follow these companies less actively and therefore information about these companies is not always readily available
     o Securities of many smaller companies are traded in the over-the-counter markets or on a regional securities exchange potentially making them thinly traded, less liquid and their prices more volatile than the prices of the securities of larger companies
     o Changes in the value of mid-size smaller company stocks may not mirror the fluctuation of the general market
     o More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks.

     For these and other reasons, the prices of smaller capitalization securities can fluctuate more significantly than the securities of larger companies. The smaller the company, the greater effect these risks may have on that company's operations and performance. As a result, an investment in a Fund may exhibit a higher degree of volatility than the general domestic securities market.

     NON-DIVERSIFIED RISK. Each Fund is "non-diversified" and its investments is not required to meet certain diversification requirements under Federal law. A "non-diversified" Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified Fund. Thus, a Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause a Fund's overall value to decline to a greater degree than if that fund held a more diversified portfolio.

     The Nevis Fund is subject to the following additional risk:

     PERFORMANCE RISK. The Nevis Fund may participate in the initial public offering (IPO) market. The Nevis Fund may purchase shares issued as part of, or a short period after, a company's IPO and may at times dispose of those shares shortly after their acquisition. The Nevis Fund's purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sections of the markets where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time.

COMPARISON OF FEES

     The  following  tables show the fees and expenses of the Nevis Fund and the
Institutional   Shares  of   Opportunity   Fund  after  the  completion  of  the
reorganization.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



          SHAREHOLDER FEES                                  PRO FORMA
   (FEES PAID DIRECTLY FROM YOUR        NEVIS FUND        BROWN ADVISORY
            INVESTMENT)                                  OPPORTUNITY FUND

                                                          INSTITUTIONAL
                                                              SHARES

Maximum Sales Charge (Load)  Imposed
on  Purchases  (as a  percentage  of
the offering price)                       None               None

Maximum    Deferred   Sales   Charge
(Load) Imposed on Redemptions  (as a
percentage of the sale price)             None               None

Maximum Sales Charge (Load)  Imposed
on Reinvested Distributions               None               None

Redemption  Fee (as a percentage  of
amount redeemed)                        2.00%(1)           1.00%(2)

Exchange  Fee  (as a  percentage  of
amount redeemed)                           N/A             1.00%(2)

Maximum Account Fee                       None               None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES  THAT  ARE  DEDUCTED  FROM
FUND ASSETS)

Management Fees                         1.50%(3)            1.00%

Distribution (12b-1) Fees                 None               None

Other Expenses (4)                        0.00%             0.54%(4)

TOTAL    ANNUAL    FUND    OPERATING
EXPENSES                                  1.50%             1.54%(4)

Waivers and Reimbursements                 N/A             (0.04)%

NET ANNUAL FUND OPERATING EXPENSES        1.50%             1.50%

(1) Fund shares redeemed within 180 days of their purchase are subject to a 2% redemption fee.
(2) Institutional Shares redeemed or exchanged within 14 days of purchase will be charged a fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions.

(3) Total Annual Operating Expenses for the Nevis Fund are based on actual total fund operating expenses for the Fund's fiscal year ended May 31, 2005. Brown Investment Advisory has contractually agreed to pay all ordinary expenses of the Fund's operations.
(4) Other Expenses and Total Annual Operating Expenses for the Opportunity Fund are projected for the Fund's fiscal year ending May 31, 2006. Brown Investment Advisory has contractually agreed to waive its fee and reimburse Fund expenses to the extent that the total annual operating expenses exceed 1.50% through October 1, 2006.

EXPENSE EXAMPLE


     The expense example can help you compare costs between the Funds if the reorganization is approved. The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


        ----------------------------------------------------------
                                 One Year          Three Years
        ----------------------------------------------------------
          Nevis Fund              $153                 $474
        ----------------------------------------------------------
          Opportunity Fund        $153                 $483
        ----------------------------------------------------------


PERFORMANCE INFORMATION


     The Opportunity Fund will adopt the performance history of the Nevis Fund. The bar chart and the performance table below provide some indication of the risks of an investment in the Opportunity Fund and compares the Nevis Fund's performance with a broad measure of market performance. Of course, the Nevis Fund's past performance, before and after taxes, does not necessarily represent how the Opportunity Fund will perform in the future.*+

                              [Bar Chart Omitted]

Plot points as follows:

         286.53%  -24.94%    -44.37%    -47.60%     77.52%     -2.62%
         1999       2000       2001       2002       2003       2004

     Best Quarter                   Worst Quarter
        58.66%                        -38.59%
       03/31/99                       03/31/01

* The performance information shown above is based on full calendar years. The Nevis Fund's total return from January 1, 2005 to September 30, 2005 was -30%%.

+ The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. In addition, investing in technology, science and small capitalization companies entails specific risks, including increased volatility and above average price fluctuations. For the fiscal periods ended May 31, 1999 and May 31, 2000, the Nevis Fund benefited substantially from first-day realized and unrealized gains from initial public offerings. See Appendix E for the Nevis Fund's "Financial Highlights." These gains were particularly noteworthy given the Fund's relatively small asset base during portions of these periods. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future, especially if Fund assets remain at current levels or if they increase.


AVERAGE ANNUAL TOTAL RETURN (for the periods ended December 31, 2004)

                                                                 Since
                                     1 Year      5 Years       Inception*
--------------------------------------------------------------------------------
Fund Return Before Taxes             (2.62)%     (17.67)%        6.00%
--------------------------------------------------------------------------------
Fund Return After
  Taxes on Distributions**           (2.62)%     (17.67)%        5.45%
--------------------------------------------------------------------------------
Fund Return After
  Taxes on Distributions
  and Sale of Fund Shares**          (1.70)%     (13.69)%        5.01%
--------------------------------------------------------------------------------
Russell 2000 Index (reflects
  no deduction for fees,
  expenses, or taxes)+                18.33%        6.61%        6.98%
--------------------------------------------------------------------------------

* The Nevis Fund commenced operations on June 29, 1998. Frank Russell 2000 Index returns shown from June 30, 1998.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, as 401(k) plans or individual retirement accounts.


+ An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index, 7% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of 3,000 large U.S. companies ranked by market capitalization, representing approximately 98% of the U.S. equity market.

COMPARISON OF DISTRIBUTION, PURCHASE, EXCHANGE, AND REDEMPTION PROCEDURES

     DISTRIBUTION OF SHARES AND SHAREHOLDER SERVICE FEES. Neither Fund imposes any sales loads or have adopted any plans of distribution pursuant to Rule 12b-1 of the 1940 Act.

     Forum Funds has adopted a Shareholder Servicing Plan on behalf of the Opportunity Fund under which that Fund may pay an annual fee of up to 0.05% of its average daily net assets attributable to its Institutional Shares for shareholder services provided to the Fund by financial institutions, including Brown Investment Advisory. It is expected that the Shareholder Service Plan will be activated for the Opportunity Fund prior to May 31, 2006.


     Brown Investment Advisory may pay fees to brokers and other financial institutions selling Nevis Fund shares to compensate them for services they provide to customers. The Nevis Fund's distributor may from time to time, in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the distributor from any source available to it. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.


     Brown Investment Advisory has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Opportunity Fund shares. Brown Investment Advisory may, at its own expense, compensate Brown Advisory Securities, LLC in an amount equal to 50% of its annual advisory fee paid by the Opportunity Fund and attributable to Opportunity Fund assets secured through the sales efforts of Brown Advisory Securities, LLC. These payments will create an incentive for Brown Advisory Securities, LLC and other financial institutions to recommend that shareholders purchase Opportunity Fund shares. Brown Investment Advisory may also enter into arrangements with other financial institutions whereby Brown Investment Advisory agrees to pay a financial institution for inclusion of the Opportunity Fund on the financial institution's mutual fund "supermarket"
platform for performing distribution services and/or performing certain administrative service functions.

     PURCHASE AND EXCHANGE PROCEDURES. The NAV of the Nevis Fund is, and of the Opportunity Fund will be, determined as of the close of normal trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

     The purchase procedures for the Funds are similar. Investors may invest in the Funds by contacting the Funds, or through a broker or other financial institution who sells the Funds, or by mail, telephone or wire.

     The minimum initial and subsequent investment amounts for the Opportunity Fund are lower than the minimum amounts for the Nevis Fund. In addition, the value of an account upon which the Opportunity Fund may ask for a shareholder to increase his or her balance is lower than the Nevis Fund. The Opportunity Fund may close a shareholder's account after 60 days, if the balance in that account is less than $1,000 (excluding qualified retirement accounts). Similarly, the Nevis Fund may close a shareholder's account after 60 days, if the balance in that account is less than $10,000. Each Fund will not close a shareholder's account if it falls below the amount solely as a result of a reduction in the shareholder account's market value.


     Opportunity Fund shareholders will be able to exchange Fund shares for shares of certain other series of the Forum Funds. The Nevis Fund does not have exchange privileges. In addition, if shareholders of the Opportunity Fund exchange Institutional Shares within 14 days of purchase, they will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. Additional information about redemption procedures is discussed below. To calculate redemption fees, the Funds use the first-in first-out method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Funds reserve the right to modify the terms of or terminate the exchange fee at any time.

     REDEMPTION PROCEDURES. The Nevis Fund permits, and the Opportunity Fund will permit, redemptions by mail, wire, telephone, and systematic/automatic withdrawal. The Opportunity Fund will impose a 1.00% redemption fee of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of the purchase, while the Nevis Fund imposes a 2.00% redemption fee for shares redeemed with 180 days of their purchase. The Nevis Fund permits, and the Opportunity Fund will permit, systematic withdrawals under different conditions. The Nevis Fund permits systematic withdrawals of at least $50 for accounts with at least $25,000 while the Opportunity Fund permits systematic withdrawals of at least $250 for accounts with at least $250.

     More  complete  information  on  distribution,   purchase,   exchange,  and
redemption procedures for the Opportunity Fund is located in Appendix D.


     INFORMATION ABOUT PORTFOLIO HOLDINGS. A description of each of the Nevis Fund's and the Opportunity Fund's policy and procedures with respect to the circumstances under which each Fund discloses its portfolio securities is available in the Nevis Fund's SAI or in the SAI to this Prospectus/Proxy Statement, as applicable.

                  OTHER INFORMATION ABOUT THE OPPORTUNITY FUND

INVESTMENT ADVISER

     The Opportunity Fund's investment adviser is Brown Investment Advisory, 901
S. Bond Street, Suite 400, Baltimore, Maryland 21231. Brown Investment Advisory does business under the name of Brown Advisory, Inc. Brown Investment Advisory is a wholly owned subsidiary of Brown Investment Advisory & Trust Company, a trust company operating under the laws of Maryland. Brown Investment Advisory & Trust Company is a wholly owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. Prior to 1998, Brown Investment Advisory & Trust Company operated as a subsidiary of Bankers Trust under the name of Alex. Brown Capital Advisory & Trust Company. Brown Investment Advisory and its affiliates have provided investment advisory and management services to clients for over 10 years. As of September 30, 2005 Brown Investment Advisory and its affiliates had approximately $9.7 billion of assets under management.

     Brown Investment Advisory will receive an annual advisory fee from the Opportunity Fund at an annual rate of 1.00% of the Fund's average daily net assets. Subject to the general control of the Forum Board of Forum Funds, Brown Investment Advisory will be directly responsible for making the investment decisions for the Opportunity Fund.

     A discussion summarizing the basis on which the Forum Board approved the Investment Advisory Agreement between the Forum Funds and Brown Investment Advisory is available in the SAI to this Prospectus/Proxy Statement.


VALUATION OF SHARES

     The Opportunity Fund will calculate its NAV as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Opportunity Fund may accept and process orders and calculate an NAV when the NYSE is closed if deemed appropriate by the Forum Funds officers. The time at which NAV is calculated may change in case of an emergency.

     The NAV of the Opportunity Fund will be determined by taking the market value of its total assets, subtracting its liabilities, and then dividing the result (net assets) by the number of its outstanding shares. If the Opportunity Fund invests in securities that trade in foreign securities markets on days other than a Fund business day, the value of its portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares

     The Opportunity Fund will value securities for which market quotations are readily available at current market value other than certain short-term securities that are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on each Fund business day. In the absence of sales, such securities will be valued at the mean of the last bid and asked price. Non-exchange-traded securities for which quotations are not are readily available generally will be valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Opportunity Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate, and maturity.


     The Opportunity Fund will value securities at fair value pursuant to procedures adopted by the Forum Board if market quotations are not readily available or Brown Investment Advisory believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which the Opportunity Fund's security is principally traded closes early; (2) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Opportunity Fund calculates its NAV, or (3) events occur after the close of the securities markets on which the Opportunity Fund's portfolio securities primarily trade but before the times as of which it calculates its NAV.


     The Opportunity Fund may invest in the securities of smaller companies. The Opportunity Fund's investment in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.

     Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

DISTRIBUTIONS

     The Opportunity Fund will declare distributions from net investment income at least quarterly. Any net capital gain realized by the Fund will be distributed at least annually.


     All distributions will be reinvested in additional shares, except distributions to shareholders who elect to receive distributions in cash. For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after they are issued.

TAXES

     The Opportunity Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

     A shareholder (other than a tax-exempt entity) will generally be taxed on the Opportunity Fund's distributions, regardless of whether the shareholder reinvests them or receives them in cash. The Fund's distributions of net investment income (and the excess of net short-term capital gain) over net long-term capital loss will be taxable to a shareholder as ordinary income. The Fund's distributions of net capital gain (that is, the excess of long-term capital gain over net short-term capital loss), if any, will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held his or her shares. Distributions may also be subject to certain state and local taxes. Some Opportunity Fund distributions may also include nontaxable returns of capital. Return of capital distributions will reduce a shareholder's tax basis in Fund shares and will be treated as gain from the sale of the shares to the extent a shareholder's basis would be reduced below zero.


     A portion of the Opportunity Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum federal income tax rate of 15% (5% for individuals in lower tax brackets). A distribution will be treated as qualified dividend income to the extent that the Opportunity Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.


     A distribution will reduce the NAV of the Opportunity Fund's shares by the amount of the distribution. If a shareholder purchases shares shortly before a distribution, he or she will be taxed on the distribution even though the distribution may represent a return of part of his or her investment.

     The redemption or exchange of the Opportunity Fund shares will be a taxable transaction for federal income tax purposes. A shareholder will recognize a gain or loss on such a transaction equal to the difference, if any, between the amount of net redemption proceeds (or value of the shares exchanged for) and the shareholder's tax basis in the Fund shares. Such gain or loss will be capital gain or loss if a shareholder held his or her Opportunity Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if a shareholder held the Fund shares for more than one year at the time of the redemption or exchange.

     The Opportunity Fund may be required to withhold federal income tax at the federal backup withholding rate of 28% (1) on all taxable distributions and redemptions proceeds otherwise payable to an individual or other non-corporate shareholder if the shareholder fails to provide the Fund with his or her correct taxpayer identification number or (2) on all taxable distributions otherwise payable to such a shareholder if the shareholder fails to make required certifications or has been notified by the Internal Revenue Service that he or she is subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against a shareholder's federal income tax liability.


     After December 31 of each year, the Opportunity Fund will mail you reports containing information about the income tax classification of distributions paid during the year.


     Investment income received by the Opportunity Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

     For further information about the tax effects of investing in the Opportunity Fund, including state and local tax matters, please see the SAI to this Prospectus/Proxy Statement and consult your tax adviser.

MARKET TIMING POLICY

     The Forum Board has adopted policies and procedures with respect to frequent purchases and redemptions of Opportunity Fund shares by Fund shareholders. It will be the Opportunity Fund's policy to discourage short-term trading. Frequent trading in the Opportunity Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Opportunity Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.


     Focus is placed on identifying redemption transactions which may be harmful to the Opportunity Fund or its shareholders if they are frequent. These transactions will be analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action will be taken. The Opportunity Fund will reserve the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment.

     Because the Opportunity Fund will receive purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund will not always detect frequent purchases and redemption. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

     In addition, the sale or exchange of shares of the Opportunity Fund will be subject to a redemption fee of 1.00% of the current NAV of shares redeemed/exchanged for any sale/exchange of shares made within 14 days of purchase.

     The investment in securities of smaller companies may make the Opportunity Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares.

     The Opportunity Fund will reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

                      INFORMATION ABOUT THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION


     The Nevis Fund, Forum Funds, on behalf of the Opportunity Fund, Brown Investment Advisory have entered into the Agreement, which provides that the Opportunity Fund will acquire all the assets, and assume all the liabilities, of the Nevis Fund. The Agreement sets forth the terms and conditions that will apply to the reorganization. The following description thereof is qualified in its entirety by reference to the Agreement itself, a form of which is set forth as Appendix A.


     The Agreement provides the details of the reorganization. In essence, the reorganization, if the shareholders of the Nevis Fund approve the Agreement, will have three primary steps:


     * First, the Nevis Fund will transfer all of its assets to the Opportunity Fund in exchange solely for voting Institutional Shares of the Opportunity Fund and the Opportunity Fund's assumption of all of the Nevis Fund's liabilities;

     * Second, each shareholder of the Nevis Fund will receive a PRO RATA distribution of those shares; and

     *    Third, the Nevis Fund will subsequently terminate.

     The Nevis Fund will distribute the Opportunity Fund shares it receives to its shareholders of record at the effective time of the reorganization, in proportion to the Nevis Fund shares they then hold of record and in exchange for their Nevis Fund shares, and will completely liquidate. Since the Nevis Fund is a registered investment company, the shareholders of which can redeem their shares at any time for their net asset value, there are no appraisal rights for those shareholders that vote against the proposal.

     Most of the expenses related to the reorganization will be borne by Brown Investment Advisory. The Nevis Fund may pay all or a portion of the tail insurance for the Nevis Board, which is insurance designed to generally cover the Nevis Board with respect to claims or regulatory sanctions related to actions taken by the Nevis Board prior to the proposed reorganization. The consummation of the reorganization is subject to certain conditions, including:


     *    Approval of the Agreement by the shareholders of the Nevis Fund;

     *    Receipt of certain legal and tax opinions described in the Agreement;

     * Continuing accuracy of the representations and warranties in the Agreement; and

     *    Performance in all material respects of the Agreement.

     Forum Funds, on behalf of the Opportunity Fund, and the Nevis Fund may mutually agree to terminate the Agreement at or prior to the closing of the reorganization. Alternatively, either party may decide to unilaterally terminate the Agreement under certain circumstances.

BOARD CONSIDERATIONS


     The Nevis Board considered the desire of Nevis Capital Management LLC to discontinue acting as an adviser to any registered investment company. Additionally, the Nevis Board reviewed its own efforts to find a course of action that would be in the best interest of the Nevis Fund and its shareholders, including other potential merger partners as well as the possibility of liquidating the Nevis Fund. Specifically, the Nevis Board sought out other advisers and other merger partners and held discussions that did not come to fruition before coming to an agreement with Brown Investment Advisory.

The Nevis Board considered the following matters, among others, in approving the proposal:

     THE TERMS AND CONDITIONS OF THE REORGANIZATION. The Nevis Board approved the terms of the Agreement, and, in particular, the requirement that the transfer of assets be in exchange for shares of the Opportunity Fund. The Nevis Board also took note of the fact that no sales charges would be imposed in connection with the reorganization. The Nevis Board also noted that the reorganization would be submitted to the Nevis Fund's shareholders for approval.

     LACK OF DILUTION TO SHAREHOLDER INTERESTS. The Nevis Board considered that the reorganization would not result in a dilution of shareholder interests.

     SHAREHOLDER EXPENSES. The Nevis Board noted that Brown Investment Advisory, the investment adviser to the Nevis Fund, would bear the expenses of the reorganization, with the exception of tail insurance for the Nevis Board. The Nevis Fund may pay all or a portion of the tail insurance for the Nevis Board, which is insurance designed to generally cover the Nevis Board with respect to claims or regulatory actions resulting from actions taken by the Nevis Board prior to the proposed reorganization.

     RELATIVE EXPENSE RATIOS. The Nevis Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the "Comparison of Fees" section below). The net total operating expense ratio for the Opportunity Fund (after waiver and/or reimbursement) is expected to be equal to that of the Nevis Fund.

     ECONOMIES OF SCALE. The Nevis Board considered the potential of both Brown Investment Advisory and the Opportunity Fund to experience economies of scale as a result of its being a series of Forum Funds, concluding that the structure would benefit shareholders as the Opportunity Fund grows.

     COMPATIBILITY OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS. The Nevis Board concluded that the investment objectives are identical and investment policies and restrictions of the Nevis Fund and the Opportunity Fund (each, a "Fund") are similar.

     THE EXPERIENCE AND EXPERTISE OF THE INVESTMENT ADVISER. The Nevis Board noted that Brown Investment Advisory will remain as the investment adviser to the Opportunity Fund. The Nevis Board also considered the experience and expertise of Brown Investment Advisory. The Nevis Board considered that Brown Investment Advisory has managed assets, including those of mutual funds, since 1993 and that as of August 31, 2005, Brown Investment Advisory and its affiliates had approximately $5.81 billion in client assets. In addition, the Nevis Board reviewed, among other things, the qualifications and experience of the portfolio management team, reviewed general information about Brown Investment Advisory's performance, approved Brown Investment Advisory's Code of Ethics and approved Brown Investment Advisory's compliance procedures before concluding that it was satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Opportunity Fund and that there was a reasonable basis upon which to conclude that the quality of investment advisory services to be provided by Brown Investment Advisory to the Opportunity Fund should equal or exceed the quality of Brown Investment Advisory's investment advisory services to the Nevis Fund.

     BROWN INVESTMENT ADVISORY'S PROFITABILITY. Because the engagement of Brown Investment Advisory is new, there is no historical profitability with regard to its arrangements with the Opportunity Fund. As a result, this factor was not considered by the Nevis Board.


     ASSUMPTION OF LIABILITIES. The Nevis Board took note of the fact that, under the Agreement, the Opportunity Fund would assume all of the liabilities of the Nevis Fund.

     TAX CONSEQUENCES. The Nevis Board considered that the reorganization is expected to be free from federal income tax, noting the preservation of capital loss carryforwards.


     SHAREHOLDER LIABILITIES AND RIGHTS. The Nevis Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

     After consideration of the material factors and other relevant information, the Nevis Board unanimously approved the Agreement and directed that it be submitted to shareholders for approval. THE NEVIS BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE AGREEMENT AND THE REORGANIZATION CONTEMPLATED THEREBY.


     At its meetings on October 7, 2005 and November 22, 2005, the Board of the Forum Funds approved and ratified the Agreement, finding that the reorganization is in the best interests of the Opportunity Fund.

FORM OF ORGANIZATION AND SHAREHOLDER RIGHTS

     The Nevis Fund is a non-diversified open-end management investment company and was incorporated as a Maryland corporation on February 20, 1998. Forum Funds is an open-end management investment company consisting of 31 separate funds and was established as a Delaware business trust (now statutory) pursuant to a Declaration of Trust dated August 29, 1995. The Opportunity Fund, a non-diversified new series of Forum Funds, will be established specifically for the purpose of the reorganization. A post-effective amendment to Forum Funds' registration statement relating to the Opportunity Fund is pending at the SEC. The Opportunity Fund is expected to be effective in December 2005 after which, pending approval of the Agreement by the shareholders of the Nevis Fund, the reorganization of the Nevis Fund will occur. The table below summarizes certain differences between the rights of a shareholder of a Maryland corporation and a shareholder of a Delaware statutory trust.

--------------------------------------------------------------------------------
                        NEVIS FUND                   OPPORTUNITY FUND
                        ----------                   ----------------
--------------------------------------------------------------------------------
Form of Organization    Corporation                  Statutory Trust
--------------------------------------------------------------------------------
State of Organization   Maryland                     Delaware
--------------------------------------------------------------------------------
Par Value               $0.01                        No par value
--------------------------------------------------------------------------------
Shares of Funds         Fully paid, non-assessable,  Fully paid, non-assessable,
                        redeemable and transferable  redeemable and transferable
--------------------------------------------------------------------------------
Preemptive Rights       None                         None
--------------------------------------------------------------------------------
Voting Rights           One  vote  per  each   full  One  vote  per  each   full
                        share and  fractional  vote  share and  fractional  vote
                        for each fractional share    for each fractional share
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NEVIS FUND                   OPPORTUNITY FUND
                        ----------                   ----------------
--------------------------------------------------------------------------------
Cumulative Voting       None                         None
--------------------------------------------------------------------------------
Annual Meetings         Not Required                 Not Required
--------------------------------------------------------------------------------
Special Meetings to     Written request of at least  Written request of at least
Remove                  25%  of  all  the votes en-  10% of all  the  votes  en-
Directors/Trustees      titled to  be  cast  at the  titled to  be  cast  at the
                        meeting                      meeting
--------------------------------------------------------------------------------
Special Meetings for    As necessary                 As necessary
Other Purposes
--------------------------------------------------------------------------------

CAPITALIZATION

     The following table sets forth the unaudited capitalization of the Nevis Fund as of May 31, 2005.

               -----------------------------------------
                                              Nevis Fund
               -----------------------------------------
                  Net Assets                    $12.39
               -----------------------------------------
                  Net Asset Value           $20,442,00
                  Per Share
               -----------------------------------------
                  Shares Outstanding         1,649,879
               -----------------------------------------

If the reorganization is consummated, the capitalization of the Nevis Fund is likely to be different at the closing as a result of daily share purchase and redemption activity.

FEDERAL INCOME TAX CONSEQUENCES

     The Nevis Fund and its shareholders will not recognize any gain or loss for federal income tax purposes as a direct result of the reorganization, and the Opportunity Fund will not recognize any gain or loss for federal tax purposes on its issuance of shares in connection with the reorganization. However, it is expected that some of the assets the Nevis Fund transfers to the Opportunity Fund may be sold, which may result in the recognition of net gain that would taxable to the shareholders to whom distributions thereof are made.

     The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to consummation of the reorganization, Forum Funds and the Nevis Fund will receive an opinion from Kirkpatrick & Lockhart Nicholson Graham LLP substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of Forum Funds and the Nevis Fund and conditioned on consummation of the reorganization in accordance with the Agreement, for federal income tax purposes: (1) the reorganization will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be a "party to a reorganization" (within the meaning of section 368(b) of the Code); (2) neither Fund will recognize any gain or loss on the reorganization; (3) a Nevis Fund shareholder will not recognize any gain or loss on the exchange of its Nevis Fund shares for Institutional Shares of Opportunity Fund; (4) the holding period for and tax basis in the Institutional Shares of Opportunity Fund that a

Nevis Fund shareholder receives pursuant to the reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Nevis Fund shares it holds immediately before the reorganization (provided the shareholder holds the shares as capital assets on the closing date of the reorganization); and (5) the Opportunity Fund's holding period for, and tax basis in, each asset the Opportunity Fund transfers to it will include the Nevis Fund's holding period for, and will be the same as the Nevis Fund's tax basis in, that asset immediately before the reorganization. Notwithstanding clauses
(2) and (5), such opinion may state that no opinion is expressed as to the effect of the reorganization on either the Opportunity Fund's or the Nevis Fund's shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.


     It is not expected that the Nevis Fund's shareholders will incur any state or local tax liabilities as a result of the reorganization, but the opinion referred to above will not address those liabilities and those shareholders thus should consult their tax advisers to make sure.

CONSEQUENCES OF NOT APPROVING PROPOSED REORGANIZATION


     As discussed above, the Nevis Board considered alternatives to liquidating the Nevis Fund if the reorganization was not approved by shareholders and determined that it would be in the best interests of the Nevis Fund and its shareholders to do so if the proposed reorganization was not approved by shareholders. Accordingly, if the shareholders do not approve the proposed reorganization, then the Nevis Fund is expected to be liquidated no later than 150 days (March 1, 2006) after October 1, 2005. Upon approval by the Nevis Fund's Board of Directors, the Nevis Fund will liquidate its assets and distribute cash pro rata to all its remaining shareholders who have not previously redeemed or exchanged all of their shares. No shareholder vote is required for the Nevis Fund's liquidation. Shareholder will be notified in writing prior to such liquidation.

                               VOTING INFORMATION

REQUIRED VOTE

     Proxies are being solicited from the shareholders of the Nevis Fund by the Nevis Board for the Meeting to be held on December 30, 2005 at 2:00 p.m. Eastern Time at 901 S. Bond Street, Baltimore, MD 21231, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, "FOR" approval of the Agreement. The transactions contemplated by the Agreement will be consummated only if approved by the shareholders of the Nevis Fund by the affirmative vote of a majority of the shares outstanding and entitled to be cast on the proposal.

RECORD DATE, QUORUM, TABULATION, AND ADJOURNMENT

     Shareholders of record of the Nevis Fund at the close of business on November 15, 2005 (the "record date") will be entitled to vote at the Meeting or any adjournment thereof. The holders of a majority of the shares of the Nevis Fund outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally.


     Votes cast by proxy or in person at the Meeting will be counted by person(s) appointed by the Nevis Fund as the vote tabulator(s) for the Meeting. The vote tabulator(s) will count the total number of votes cast "FOR" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast with respect to the reorganization.

     If a quorum is not present at the Meeting, the chairman of the Meeting or the shareholders of a majority of the stock present or represented may adjourn the Meeting from time to time, without notice other than announcement at the Meeting, until a quorum is present or represented. Abstentions and broker "non-votes" will be counted as present for purposes of determining a quorum, but will not be counted as votes cast with respect to the proposal. As a result, abstentions and broker "non-votes" will count as votes "Against" the proposal.

     Appendix B sets forth the number of shares outstanding of the Nevis Fund as of the Record Date. As of the Record Date, the Directors and Officers of the Nevis Fund owned less than 1% of the outstanding shares of the Nevis Fund. Appendix C sets forth shareholders who own beneficially or of record 5% or more of the Nevis Fund as of the Record Date.

SOLICITATION OF PROXIES


     Brown Investment Advisory will bear the expense of soliciting proxies and has retained ADP for approximately $7,122.46 plus costs of solicitation, printing and a reasonable amount to cover other expenses. Proxies will be solicited by mail. If we do not hear from a shareholder, that shareholder may be called at the phone number the Nevis Fund has in its records for the account. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below.

     In all cases where a telephonic proxy is solicited, the ADP representative is required to ask for each shareholder's full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the ADP representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to ADP, then the ADP representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder's instructions on the proposal. Although the ADP representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Prospectus/Proxy Statement. ADP will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call ADP immediately if his or her instructions are not correctly reflected in the confirmation.

REVOCATION OF PROXIES

     Proxies may be revoked at any time before they are voted by a written revocation received by an Assistant Secretary of the Nevis Fund, by properly executing a later-dated proxy or by attending the Meeting and voting in person.

                                OTHER INFORMATION

LEGAL MATTERS

     Opinions concerning certain legal matters pertaining to the reorganization will be provided by legal counsel to Forum Funds, Kirkpatrick & Lockhart
Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Washington, DC 20036-1221, and legal counsel to the Nevis Fund, Morgan, Lewis & Bockius LLP, One Oxford Centre Thirty-Second, Floor, Pittsburgh, PA 15219-6401.

OTHER BUSINESS

     The Nevis Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

ADDITIONAL INFORMATION

     The prospectus and statement of additional information of the Nevis Funds dated September 28, 2005, as supplemented October 5, 2005, are on file with the SEC and are incorporated by reference into this Prospectus/Proxy Statement. Current copies of the prospectus and the related statement of additional information for the Nevis Fund are available without charge by calling toll free 1-877-446-3847, by writing to the Nevis Funds at:

                     The Nevis Fund, Inc.
                     c/o SEI Investment Global Fund Services
                     One Freedom Valley Drive
                     Oaks, PA 19456


     The Opportunity Fund is subject to the informational requirements of the Securities Exchange of 1934 and, in accordance therewith, files reports and other information with the SEC. Forum Funds has filed a post-effective amendment to its registration statement to register the Opportunity Fund with the SEC. The post-effective amendment will be effective prior to the closing of the reorganization. If shareholders of the Nevis Fund approve the reorganization, then the Opportunity Fund will assume the performance history of the Nevis Fund and the financial highlights of the Nevis Fund. A discussion of the factors that materially affected the performance of the Nevis Fund during its most completed fiscal year and the financial highlights are attached as Appendix E.

     Annual and semi-annual financial reports and other information about the Nevis Fund and the Opportunity Fund are available on the EDGAR Database at the SEC's website at www.sec.gov. You may also inspect and copy information (at prescribed rates) about the Nevis Fund or information filed by Forum Funds at the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services located at 100 F Street, N.E., Washington, D.C. 20549-2000.

                                   APPENDIX A
            FORM OF AGREEMENT AND PLAN OF CONVERSION AND TERMINATION


     THIS AGREEMENT AND PLAN OF CONVERSION AND TERMINATION ("Agreement") is made as of ________ __, 2005, among FORUM FUNDS, a Delaware statutory trust ("Trust"), on behalf of Brown Advisory Opportunity Fund, a segregated portfolio of assets ("Series") thereof ("New Fund"), THE NEVIS FUND, INC., a Maryland corporation ("Old Fund"), and, solely for purposes of paragraph 6, BROWN INVESTMENT ADVISORY INCORPORATED, New Fund's investment adviser ("Adviser"). (Each of New Fund and Old Fund is sometimes referred to herein as a "Fund," and each of Trust and Old Fund is sometimes referred to herein as an "Investment Company.") All agreements, covenants, representations, actions, and obligations described herein made or to be taken or undertaken by New Fund are made and shall be taken or undertaken by Trust on its behalf, and all rights and benefits created hereunder in favor of New Fund shall inure to, and shall be enforceable by, Trust on its behalf.

     Each  Investment  Company desires to effect a  reorganization  described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Agreement to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will involve Old Fund's changing its identity, form, and place of organization by converting from Old Fund to a series of Trust by (1) transferring all its assets to New Fund (which is being established solely for the purpose of acquiring such assets and continuing Old Fund's business) in exchange solely for voting shares of beneficial interest in New Fund and New Fund's assumption of all Old Fund's liabilities, (2) distributing those shares pro rata to Old Fund's shareholders in exchange for their shares of common stock therein and in complete liquidation thereof, and (3) terminating Old Fund (all the foregoing transactions being referred to herein collectively as the "Reorganization"), all on the terms and conditions set forth herein.

     Each Investment Company's Board of Trustees/Directors (each, a "Board"), including a majority of its members who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) thereof, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of its Fund and that the interests of the existing shareholders of its Fund will not be diluted as a result of the Reorganization.

     Old Fund offers a single class of voting shares of common stock ("Old Fund Shares"). New Fund will offer two classes of voting shares of beneficial interest, designated Class A Shares and Institutional Shares, but only New Fund's Institutional Shares will be involved in the Reorganization (and thus included in the term "New Fund Shares"). The rights, powers, privileges, and obligations of the New Fund Shares will be substantially identical to those of the Old Fund Shares.

     In consideration of the mutual promises contained herein, the Investment Companies agree as follows:

     1.     PLAN OF CONVERSION AND TERMINATION
            ----------------------------------

     1.1 Subject to the requisite approval of Old Fund's shareholders and the terms and conditions set forth herein, Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to New Fund. In exchange therefor, New Fund shall

            (a) issue and deliver to Old Fund the number of full and fractional New Fund Shares equal to the number of full and fractional Old Fund Shares then outstanding (all references herein to "fractional" shares meaning fractions rounded to the third decimal place), and

            (b)   assume all of Old Fund's  liabilities  described  in paragraph
     1.3 ("Liabilities").

Such transactions shall take place at the Closing (as defined in paragraph 2.1).

     1.2 The Assets shall consist of all assets and property including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Old Fund's books Old Fund owns at the Effective Time (as defined in paragraph 2.1).

      1.3 The Liabilities shall consist of all of Old Fund's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Effective Time, whether absolute, accrued, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at that time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Old Fund shall endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

      1.4 At or immediately before the Closing, New Fund shall redeem the Initial Share (as defined in paragraph 5.6) for $10.00. At the Effective Time (or as soon thereafter as is reasonably practicable), Old Fund shall distribute the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined as of the Effective Time (each, a "Shareholder"), in proportion to their Old Fund Shares then held of record and in exchange for their Old Fund Shares, and will completely liquidate. That distribution shall be accomplished by Trust's transfer agent's opening accounts on New Fund's shareholder records in the Shareholders' names and transferring those New Fund Shares thereto. Pursuant to such transfer, each Shareholder's account shall be credited with the number of full and fractional New Fund Shares equal to the number of full and fractional Old Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on Old Fund's shareholder records. New Fund shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

      1.5 As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, Old Fund shall be dissolved, liquidated, and terminated, and any further actions shall be taken in connection therewith as required by applicable law.

      1.6 Any reporting responsibility of Old Fund to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

      1.7 Any transfer taxes payable on issuance of New Fund Shares in a name other than that of the registered holder on Old Fund's shareholder records of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the person to whom those New Fund Shares are to be issued, as a condition of that transfer.

     2.     CLOSING AND EFFECTIVE TIME
            --------------------------

     2.1 The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Investment Companies' offices on December 30, 2005, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (i.e., 4:00 p.m., Eastern time) on the date thereof ("Effective Time").

      2.2 Old Fund shall direct the custodian for its assets ("Custodian") to deliver at the Closing a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to New Fund within two business days before or at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each of Old Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by Old Fund as of the Effective Time for New Fund's account duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which any Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by Old Fund shall be delivered by wire transfer of federal funds at the Effective Time.

     2.3 Old Fund shall deliver to Trust at the Closing a certificate of an authorized officer of Old Fund setting forth information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, on Old Fund's books immediately before the Effective Time.

     2.4 Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient and dated the date of the Closing, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

     3.     REPRESENTATIONS AND WARRANTIES
            ------------------------------

     3.1 Old Fund represents and warrants to Trust, on New Fund's behalf, as follows:

            (a) Old Fund is a corporation that is duly incorporated, validly existing, and in good standing under the laws of the State of Maryland; and its Articles of Incorporation ("Articles") are on file with that state's Department of Assessments and Taxation;

            (b)   Old  Fund  is  duly  registered  as  an  open-end   management
     investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            (c) At the Effective Time, Old Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code or that are restricted to resale by their terms); and on delivery and payment for the Assets, Trust, on New Fund's behalf, will acquire good and marketable title thereto;

            (d) Old Fund is not engaged currently, and Old Fund's execution, delivery, and performance of this Agreement will not result, in (1) a material violation of the Articles or Old Fund's By-Laws (collectively, "Old Fund Governing Documents") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Old Fund is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which Old Fund is a party or by which it is bound;

            (e) All material contracts and other commitments of Old Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Old Fund thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Old Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

            (f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Old Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Old Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated, except as otherwise disclosed to Trust;

            (g) Old Fund's Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments at and for the year ended on May 31, 2005, have been audited by Briggs, Bunting & Dougherty, LLP, an independent registered public accounting firm, and present fairly, in all material respects, Old Fund's financial condition as of such date in accordance with generally accepted accounting principles consistently applied ("GAAP"); and to Old Fund's management's best knowledge and belief, there are no known contingent liabilities, debts, obligations, or duties of Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein;

            (h) Since May 31, 2005, there has not been any material adverse change in Old Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Old Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in net asset value per Old Fund Share due to declines in market values of securities Old Fund holds, the discharge of Old Fund liabilities, or the redemption of Old Fund Shares by its shareholders shall not constitute a material adverse change;

            (i) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Old Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Old Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (j) For each taxable year of its operation, Old Fund has met (or, for its current taxable year, will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company ("RIC") and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; from the time Old Fund's Board approved the transactions contemplated by this Agreement through the Effective Time, Old Fund has invested and will invest its assets in a manner that ensures its compliance with the foregoing; and Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

            (k) All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by Old Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended ("1933 Act"), and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in Old Fund's transfer agent's records, as provided in paragraph 2.3; and Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Old Fund Shares, nor is there outstanding any security convertible into any Old Fund Shares;

            (l) Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

            (m) Old Fund is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

            (n) During the five-year period ending at the Effective Time, (1) neither Old Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than New Fund Shares or Old Fund Shares, except for shares redeemed in the ordinary course of Old Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Old Fund Shares, other than normal, regular dividend distributions made pursuant to Old Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

            (o) Not more than 25% of the value of Old Fund's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

            (p) Old Fund's current prospectus and statement of additional information including Old Fund, and each prospectus and statement of additional information including Old Fund used at all times prior to the date hereof, (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) as of the date on which they were issued did not contain, and as supplemented by any supplement thereto dated before or at the Effective Time do not contain, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

            (q) The Proxy Statement (as defined in paragraph 4.5) (other than written information Trust provided for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.1), not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

            (r) The New Fund Shares are not being acquired for the purpose of any distribution thereof, other than in accordance with the terms hereof.

     3.2 Trust, on New Fund's behalf, represents and warrants to Old Fund as follows:

            (a) Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof;

            (b) Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

            (c) Before the Effective Time, New Fund will be a duly established and designated series of Trust;

            (d) New Fund has not commenced operations and will not do so until after the Closing;

            (e) Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Share;

            (f) No consideration other than New Fund Shares (and New Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            (g) New Fund is not engaged currently, and Trust's execution, delivery, and performance of this Agreement will not result, in (1) a material violation of Trust's Trust Instrument or By-Laws (collectively, "Trust Governing Documents") or of any agreement, indenture, instrument, contract, lease, or other undertaking to which Trust, on New Fund's behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which Trust, on New Fund's behalf, is a party or by which it is bound;

            (h) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Trust with respect to New Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and Trust, on New Fund's behalf, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) New Fund will be a "fund" as defined in section 851(g)(2) of the Code; it will meet the requirements of Subchapter M of Chapter 1 of the Code for qualification as a RIC for its taxable year in which the Reorganization occurs; and it intends to continue to meet all such requirements for the next taxable year;

            (j) New Fund has no plan or intention to issue additional New Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does New Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person with consideration other than New Fund Shares, any New Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

            (k) There is no plan or intention for New Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

            (l) During the five-year period ending at the Effective Time, neither New Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Old Fund Shares with consideration other than New Fund Shares;

            (m) The New Fund Shares to be issued and delivered to Old Fund, for the Shareholders' account, pursuant to the terms hereof, (1) will at the Effective Time have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by Trust;

            (n) The Proxy Statement (only with respect to written information Trust provided for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; and

            (o) Trust's Trust Instrument permits Trust to vary its shareholders' investment; and Trust does not have a fixed pool of assets each series thereof (including New Fund after it commences operations) is (will be) a managed portfolio of securities, and its investment advisers (including the Adviser with respect to New Fund) have the authority to buy and sell securities for it.

     3.3 Trust, on New Fund's behalf, and Old Fund each represents and warrants to the other Investment Company (in Trust's case, on New Fund's behalf), as follows:

            (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws for its execution or performance of this Agreement, except for such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

            (b) The fair market value of the New Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

            (c) Its management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Old Fund Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the New Fund Shares they receive in the

     Reorganization  to any person "related"  (within such meaning) to New Fund,
     (2) does not anticipate dispositions of those New Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Old Fund as a series of an open-end investment company, (3) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (4) does not anticipate that there will be extraordinary redemptions of New Fund Shares immediately following the Reorganization;

            (d)   The Shareholders  will pay their own expenses (such as fees of
     personal   investment   or  tax   advisers   for   advice   regarding   the
     Reorganization), if any, incurred in connection with the Reorganization;

            (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by New Fund and those to which the Assets are subject;

            (f) None of the compensation received by any Shareholder who is an employee of or service provider to Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder held; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            (g) Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B.
     187) ("Reorganization Expenses");

            (h) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 3.1(n), 3.2(j), and 3.2(l) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Old Fund at the Effective Time;

            (i) Immediately following consummation of the Reorganization, the Shareholders will own all the New Fund Shares and will own such shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization; and

            (j) Immediately following consummation of the Reorganization, New Fund will hold the same assets except for assets used to pay the Funds' expenses incurred in connection with the Reorganization and be subject to the same liabilities that Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for such expenses; and such excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) Old Fund makes immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

     4.     COVENANTS
            ---------

     4.1 Old Fund covenants to call a meeting of Old Fund's shareholders to consider and act on this Agreement and to take all other action necessary to obtain Approval of the Transactions Contemplated Herein ("Shareholders Meeting").

     4.2 Old Fund covenants that the New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     4.3    Old  Fund   covenants   that  it  will  assist  Trust  in  obtaining
information Trust reasonably requests concerning the beneficial ownership of Old Fund Shares.

     4.4    Old Fund  covenants  that it will turn  over its  books and  records
(including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to Trust at the Closing.

     4.5 Each Investment Company covenants to cooperate in preparing, in compliance with applicable federal securities laws, a proxy statement relating to the Reorganization to be furnished in connection with Old Fund's Board's solicitation of proxies for use at the Shareholders Meeting and a prospectus, on Form N-14 (collectively, "Proxy Statement").

     4.6 Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) New Fund, title to and possession of all the Assets, and (b) Old Fund, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

     4.7 Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

     4.8 Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

     5.     CONDITIONS PRECEDENT
            --------------------

     Each Investment Company's obligations hereunder shall be subject to (a) performance by the other Investment Company of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of such time, and (c) the following further conditions that, at or before such time:

     5.1 All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

     5.2 At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

     5.3 Old Fund shall have received an opinion of Kirkpatrick & Lockhart Nicholson Graham LLP ("Trust Counsel") substantially to the effect that:

            (a) New Fund is a duly established series of Trust, a trust that is validly existing as a statutory trust under the laws of the State of Delaware;

            (b) Trust has duly authorized and adopted this Agreement on New Fund's behalf;

            (c) The New Fund Shares to be issued and distributed to the Shareholders under this Agreement have been duly authorized and, on their issuance and delivery in accordance with this Agreement, will be validly issued, fully paid, and non-assessable;

            (d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Trust Governing Documents or, to Trust Counsel's knowledge, violate any obligation of Trust under the express terms of any court order that names Trust and is specifically directed to it or its property, except as set forth in such opinion;

            (e) To Trust Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust, on New Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

            (f) Trust is registered with the Commission as an investment company, and to Trust Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

            (g) To Trust Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against Trust (with respect to New Fund) or any of its properties or assets attributable or allocable to New Fund that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

In rendering such opinion, Trust Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to Trust or New Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent
Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Trust Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates;

     5.4 Trust shall have received an opinion of Morgan, Lewis & Bockius LLP ("Old Fund Counsel") substantially to the effect that:

            (a) Old Fund is a corporation that is validly existing and in good standing under the laws of the State of Maryland;

            (b)   Old Fund has duly authorized and adopted this Agreement;

            (c) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Old Fund Governing Documents or, to Old Fund Counsel's knowledge, violate any obligation of Old Fund under the express terms of any court order that names Old Fund and is specifically directed to it or its property, except as set forth in such opinion;

            (d) To Old Fund Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Old

     Fund of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

            (e) Old Fund is registered with the Commission as an investment company, and to Old Fund Counsel's knowledge no order has been issued or proceeding instituted to suspend either such registration; and

            (f) To Old Fund Counsel's knowledge (without any independent inquiry or investigation), as of the date of the opinion, there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing against Old Fund or any of its properties or assets that seeks to enjoin the performance or affect the enforceability of this Agreement, except as set forth in such opinion.

In rendering such opinion, Old Fund Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to Old Fund, and may (1) rely, as to matters governed by the laws of the State of Maryland on an opinion of competent Maryland counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than Old Fund has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of this type, (4) limit such opinion to applicable federal and state law, (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Old Fund Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates;

     5.5 The Investment Companies shall have received an opinion of Trust Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Trust Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Trust Counsel may treat as representations and warranties made to it, and in separate letters addressed to it. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

            (a) New Fund's acquisition of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities, followed by Old Fund's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(F) of the Code), and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

            (b) Old Fund will recognize no gain or loss on the transfer of the Assets to New Fund in exchange solely for New Fund Shares and New Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

            (c) New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

            (d) New Fund's basis in each Asset will be the same as Old Fund's basis therein immediately before the Reorganization, and New Fund's holding period for each Asset will include Old Fund's holding period therefor;

            (e) A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for New Fund Shares pursuant to the Reorganization;

            (f) A Shareholder's aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

            (g) For purposes of section 381 of the Code, New Fund will be treated as if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of Old Fund's taxable year, Old Fund's tax attributes enumerated in section 381(c) of the Code will be taken into account by New Fund as if there had been no Reorganization, and the part of Old Fund's taxable year before the Reorganization will be included in New Fund's taxable year after the Reorganization.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

     5.6 Before the Closing, Trust's Board shall have authorized the issuance of, and New Fund shall have issued, one New Fund Share ("Initial Share") to Foreside Fund Services, LLC, Trust's distributor ("Distributor"), or an affiliate thereof in consideration of the payment of $10.00 to take whatever action it may be required to take as New Fund's sole shareholder pursuant to paragraph 5.7;

     5.7 Trust (on behalf of and with respect to New Fund) shall have entered into, or adopted, as appropriate, an investment advisory contract and other agreements and plans necessary for New Fund's operation as a series of an open-end investment company. Each such contract and agreement shall have been approved by Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are not "interested persons" (as defined in the 1940 Act) thereof and by the Distributor or its affiliate as New Fund's sole shareholder; and

     5.8 At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.1, 5.5, 5.6 and 5.7) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

     6.     EXPENSES
            --------


     Subject to complying with the representation contained in paragraph 3.3(g), the Adviser shall pay the Reorganization Expenses other than the premiums for tail insurance for members of Old Fund's Board (or the part thereof not subject to reimbursement under a contractual fee waiver and expense reimbursement agreement). The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Proxy Statement, printing and distributing New Fund's prospectus and Old Fund's proxy materials, soliciting proxies, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.


     7.     ENTIRE AGREEMENT; NO SURVIVAL
            -----------------------------

     Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

     8.     TERMINATION
            -----------

     This   Agreement   may  be   terminated,   with  respect  to  one  or  more
Reorganizations, at any time at or before the Closing:

     8.1    By  either  Investment  Company  (a)  in  the  event  of  the  other
Investment Company's material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before [April 30, 2006], or such other date as to which the Investment Companies agree; or

     8.2    By the Investment Companies' mutual agreement.

     In the event of termination under paragraphs 8.1(c) or 8.2, neither Investment Company (nor its trustees/directors, officers, or shareholders) shall have any liability to the other Investment Company.

     9.     AMENDMENTS
            ----------

     The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding Old Fund's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

     10.    SEVERABILITY
            ------------

     Any term or provision of this Agreement that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     11.    MISCELLANEOUS
            -------------

     11.1 This Agreement shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

     11.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than each Investment Company (in Trust's case, on New Fund's behalf) and its respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3 Notice is hereby given that this instrument is executed and delivered on behalf of Trust's trustees solely in their capacities as trustees and not individually. Each Investment Company's obligations under this instrument are not binding on or enforceable against any of its trustees/directors, officers, or shareholders or, in Trust's case, any series thereof other than New Fund but are only binding on and enforceable against Old Fund's or New Fund's property, respectively. Each Investment Company, in asserting any rights or claims under this Agreement (in Trust's case, on New Fund's behalf), shall look only to the other Fund's property in settlement of such rights or claims and not, in Trust's case, to the property of any other series thereof other than New Fund or to such trustees/directors, officers, or shareholders.

     11.4 This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

                                   FORUM FUNDS, on behalf of its series Brown
                                   Advisory Opportunity Fund

                                   By:
                                        -------------------

                                   [name]

                                   [title]

                                   THE NEVIS FUND, INC.

                                   By:
                                        -------------------

                                   [name]

                                   [title]

Solely for purposes of paragraph 6, BROWN INVESTMENT ADVISORY INCORPORATED

By:
     -------------------

[name]

[title]

                                   APPENDIX B
               SHARES OUTSTANDING OF THE NEVIS FUND ON RECORD DATE

As of November 15, 2005, there were 1,547,428.970 shares outstanding of the Nevis Fund.

                                   APPENDIX C
                      OWNERSHIP OF SHARES OF THE NEVIS FUND


SIGNIFICANT HOLDERS

As of November 15, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Nevis Fund, beneficial owners) of 5% or more of the shares of the Nevis Fund. Persons who owned beneficially more than 25% of the Nevis Fund's outstanding shares may be deemed to control the Nevis Fund within the meaning of the 1940 Act. The Nevis Fund believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers:

        NAME AND ADDRESS                   PERCENTAGE OWNED
        ----------------                   ----------------

Charles Schwab & Co., Inc. as custodian          28.72%
101 Montgomery Street
San Francisco, CA 94104

Pershing LLC                                     15.77%
P.O. Box 2052
Jersey City, NJ 07303-9998


SHARE OWNERSHIP BY EXECUTIVE OFFICERS AND DIRECTORS

     To the best knowledge of the Nevis Fund, the ownership of shares of the Nevis Funds by executive officers and the directors of the Nevis Fund as a group constituted less than 1% of the outstanding shares of the Nevis Fund as of November 15, 2005.

                                   APPENDIX D

          OPPORTUNITY FUND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

GENERAL INFORMATION

You may purchase or sell (redeem) the Institutional Shares of the Brown Advisory Opportunity Fund ("Opportunity Fund") on each weekday that the New York Stock
Exchange is open. Under unusual circumstances, the Opportunity Fund class may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares of the Opportunity Fund class at the NAV of a share of that Fund class next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the transfer agent receives your request in proper form. For instance, if the transfer agent receives your purchase, redemption, or exchange request in proper form after 4:00 p.m. Eastern time, your transaction will be priced at the next business day's NAV of the Opportunity Fund plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges). The Opportunity Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Opportunity Fund does not issue share certificates.

If you purchase shares directly from the Opportunity Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Opportunity Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED The Opportunity Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Opportunity Fund class may accept and process orders and calculate an NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which NAV is calculated may change in case of an emergency.

The NAV of the Opportunity Fund is determined by taking the market value of that Fund's (or class') total assets, subtracting the Fund class' liabilities, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. If the Opportunity Fund invests in securities that trade in foreign securities markets on days other than the Fund business day, the value of the Opportunity Fund's portfolio may change on days on which shareholders will not be able to Purchase or redeem Fund shares.

The Opportunity Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Opportunity Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Opportunity Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Advisor believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security principally trades closes early; (ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Opportunity Fund calculates its NAV, or (iii) events occur after the close of the securities markets on which the Opportunity Fund's portfolio security primarily trades but before the times as of which the Opportunity Fund calculates it's NAV.

The Opportunity Fund's investment in securities of smaller companies are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.

Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different than those of the Opportunity Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Advisor has entered into an arrangement with its affiliated broker/dealer, Brown Advisory Securities, LLC, through which investors may purchase or redeem Fund shares. The Advisor may, at its own expense, compensate Brown Advisory Securities, LLC an amount equal to 50% of its annual advisory fee paid by the Opportunity Fund and attributable to Fund assets secured through the sales efforts of Brown Advisory Securities, LLC. These payments will create an incentive for Brown Advisory Securities, LLC and other financial institutions to recommend that you purchase Opportunity Fund shares. The Advisor may also enter into arrangements with other financial institutions whereby the Advisor agrees to pay a financial institution for inclusion of the Opportunity Fund on the financial institution's mutual fund `supermarket' platform.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Opportunity Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Opportunity Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Opportunity Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Opportunity Fund or in cases when the Opportunity Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Opportunity Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Opportunity Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

     CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Brown Advisory Funds" or to one or more owners of the account and endorsed to "Brown Advisory Funds". For all other accounts, the check must be made payable on its face to "Brown Advisory Funds." A $20 charge may be imposed on any returned checks.

     ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Opportunity Fund accepts investments in the following minimum amounts:

--------------------------------------------------------------------------------
                                                      MINIMUM          MINIMUM
                                                      INITIAL        ADDITIONAL
                                                     INVESTMENT      INVESTMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Standard Accounts                                  $5,000            $100
--------------------------------------------------------------------------------
   Traditional and Roth IRA Accounts                  $2,000            $100
--------------------------------------------------------------------------------
   Accounts with Systematic Investment Plans          $2,000            $100
--------------------------------------------------------------------------------

ACCOUNT REQUIREMENTS

-------------------------------------------------------------------------------------------------
              TYPE OF ACCOUNT                              REQUIREMENT
-------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT     o   Instructions  must  be  signed  by  all
ACCOUNTS                                          persons required to sign exactly as their
                                                  names appear on the account.
Individual accounts and sole proprietorship
accounts are owned by one person.  Joint
accounts have two or more owners (tenants).
-------------------------------------------------------------------------------------------------

GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)    o   Depending on state laws, you can set up a
                                                  custodial account under the UGMA or the UTMA.
These custodial accounts provide a way to
give money to a child and obtain tax          o   The custodian must sign instructions in a
benefits.                                         manner indicating custodial capacity.

-------------------------------------------------------------------------------------------------
BUSINESS ENTITIES                             o   Submit a secretary's (or similar) certificate
                                                  covering incumbency and authority.

-------------------------------------------------------------------------------------------------
TRUSTS                                        o   The trust must be established before an account
                                                  can be opened.

                                              o   Provide the first and signature pages from the
                                                  trust document identifying the trustees.
-------------------------------------------------------------------------------------------------

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Opportunity Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Opportunity Fund will try to verify your identity within a timeframe established in our sole discretion. If the Opportunity Fund cannot do so, the Opportunity Fund reserves the right to close your account at the NAV next calculated after the Opportunity Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Opportunity Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Opportunity Fund may reject your application under its Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Opportunity Fund shares by Fund shareholders. It is the Opportunity Fund's policy to discourage short-term trading. Frequent trading in the Opportunity Fund such as trades seeking short-term profits from market momentum and other timing strategies may interfere with the management of the Opportunity Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Opportunity Fund shares. As money is moved in and out, the Opportunity Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Opportunity Fund shareholders.

Focus is placed on identifying redemption transactions which may be harmful to the Opportunity Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Opportunity Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Opportunity Fund's portfolio, and purchase orders not accompanied by payment.

Because the Opportunity Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Opportunity Fund cannot always detect frequent purchases and redemption. As a consequence, the Opportunity Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale or exchange of Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed/exchanged for any sale/exchange of shares made within 14 days of purchase. See "Selling Shares - Redemption Fee" and "Exchange Privileges."

The Opportunity Fund's investment in securities of smaller companies may make the Opportunity Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Opportunity Fund shares.

The Opportunity Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Opportunity Fund or its operations.

INVESTMENT PROCEDURES

---------------------------------------------------------------------------------------
          HOW TO OPEN AN ACCOUNT                    HOW TO ADD TO YOUR ACCOUNT
---------------------------------------------------------------------------------------
BY CHECK                                      BY CHECK

o  Call or write us for an account            o  Fill out an investment slip from a
   application                                   confirmation or write us a letter

o  Complete the application (and other        o  Write your account number on your
   required documents)                           check

Mail us your application (and other           o  Mail us the slip (or your letter)
required documents) and a check                  and the check
---------------------------------------------------------------------------------------
BY WIRE                                       BY WIRE

o  Call or write us for an account            o  Call to notify us of your incoming
   application                                   wire

o  Complete the application (and other        o  Instruct your financial institution
   required documents)                           to wire your money to us

o  Call us to fax the completed
   application (and other required
   documents) and we will assign you an
   account  number

o  Mail us your original application
   (and other required documents)

o  Instruct your financial institution
   to wire your money to us
---------------------------------------------------------------------------------------
BY ACH PAYMENT                                BY SYSTEMATIC INVESTMENT

o   Call or write us for an account           o  Complete the systematic investment
   application                                   section of the application

o  Complete the application (and other        o  Attach a voided check to your
   required documents)                           application

o  Call us to fax the completed               o  Mail us the completed application
   application (and other required               and voided check
   documents) and we will assign you an
   account number                             o  We will electronically debit the
                                                 purchase amount from the financial
o  Mail us your original application             institution account identified on
   (and other required documents)                your account application

o  We will electronically debit the
   purchase amount from the financial
   institution account identified on your
   account application
---------------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Opportunity Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

CANCELED OR FAILED PAYMENTS The Opportunity Fund accepts checks and ACH transfers at full value subject to collection. If the Opportunity Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Opportunity Fund or the transfer agent, and the Opportunity Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Opportunity Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Opportunity Fund processes redemption orders promptly. Under normal circumstances, the Opportunity Fund class will send redemption proceeds to you within a week. If the Opportunity Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

--------------------------------------------------------------------------------
                         HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name and class
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation

BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")

BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application
--------------------------------------------------------------------------------

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Opportunity Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on any redemptions.

REDEMPTION FEE The sale of the Opportunity Fund's Institutional Shares is subject to a redemption fee of 1.00% of the current NAV of shares redeemed for any sale of shares made within 14 days from the date of purchase. The fee is charged for the benefit of the Opportunity Fund's remaining shareholders and will be paid to the Opportunity Fund to help offset transaction costs. To calculate redemption fees, the Opportunity Fund uses the first-in, first-out
(FIFO) method to determine the holding period. Under this method, the date of the redemption is compared with the earliest purchase date of shares held in the account. The Opportunity Fund reserves the right to modify the terms of or terminate the redemption fee at any time.

There are limited exceptions to the imposition of the redemption fee. The following redemptions are exempt from application of the redemption fee:

     o Redemptions in a deceased shareholder account if such an account is registered in the deceased's name

     o Redemptions in the account of a disabled individual (disability of the shareholder as determined by the Social Security Administration)

     o Redemptions of shares purchased through a dividend reinvestment program

     o    Redemptions pursuant to a systematic withdrawal plan

     o Redemptions in qualified retirement plans under Section 401(a) of the Internal Revenue Code ("IRC") and plans operating consistent with 403(a), 403(b), 408, 408(A), 457, 501(c) and 223(d) of the IRC.

SMALL ACCOUNTS If the value of your account falls below $1,000 (excluding Qualified Retirement Accounts) with respect to Institutional Shares, the Opportunity Fund may ask you to increase your balance. If after 60 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts) for Institutional Shares, the Opportunity Fund may close your account and send you the proceeds. The Opportunity Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND The Opportunity Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Opportunity Fund's operations (for example, if it represents more than 1.00% of the Opportunity Fund's assets).

LOST ACCOUNTS The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on two or more consecutive occasions, unless the transfer agent determines your new address. When an account is "lost", all distributions on the account will be reinvested in additional Opportunity Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.

EXCHANGE PRIVILEGES

You may exchange your Opportunity Fund shares for shares of certain other mutual funds, including other Trust series. For a list of mutual funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

In addition, if you exchange Institutional Shares within 14 days of purchase, you will be charged a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" above for additional information. To calculate redemption fees, the Opportunity Fund uses the FIFO method to determine the holding period. Under this method, the date of the exchange is compared with the earliest purchase date of shares held in the account. The Opportunity Fund reserves the right to modify the terms of or terminate the exchange fee at any time.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but the Opportunity Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

--------------------------------------------------------------------------------
                                 HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL

o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of each fund (and class) you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee, if required
o  Mail us your request and documentation
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY TELEPHONE

   o Call us with your request (unless you declined telephone redemption privileges on your account application)

o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification
--------------------------------------------------------------------------------

                                   APPENDIX E
           MANAGER'S DISCUSSION AND ANALYSIS OF NEVIS FUND PERFORMANCE

ANNUAL REPORT MAY 31, 2005, AS SUPPLEMENTED AUGUST 10, 2005
-----------------------------------------------------------

The Nevis Fund (the "Fund") started fiscal year 2005 with 20 equity holdings and ended with 19. During fiscal year 2005 we sold the following five holdings in their entirety that the Fund had held as of May 31, 2004: Aspect Telecom, Aspen Technology, Bentley Pharmaceuticals, Ionics, and Vicor. We sold partial amounts from the positions in companies that we either held in the Fund last year or purchased during the year and continue to hold in the Fund, including: Armor Holdings, Central Garden & Pet, Costar Group, Connetics, Davita, FLIR Systems, Providian Financial, Scientific Games, Symyx Technologies, and Wind River Systems.

During the course of the fiscal year we made net purchases of four new holdings:
Nautilus,  Salix  Pharmaceuticals,   Symyx  Technologies,  and  United  Surgical
Partners.

The Fund's Net Asset Value (NAV) decreased from $12.49 per share on May 31, 2004 to $12.39 per share on May 31, 2005, a decrease of 0.80%. This return compares to an increase of 9.90% for the Russell 2000 Index and an increase of 4.70% for the Nasdaq Composite Index, and an increase of 8.20% for the S&P 500 Index. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 1-877-446-3847.

The top five companies contributing negatively to the Fund's performance as measured on the basis of realized and unrealized losses for the period were Authentidate, Bentley Pharmaceuticals, Opsware, Vicor, and Autobytel. The top five companies contributing positively to the Fund's performance as measured on the basis of realized and unrealized gains for the period were Ionics, Wind River Systems, Davita, Scientific Games, and Nautilus.

Two companies held in the Fund received buyout offers during the fiscal year and both were accepted and agreed to by their respective Board of Directors. These companies were Ionics, which was acquired by General Electric; and Providian Financial, which has agreed to be acquired by Washington Mutual. The Ionics transaction closed in February and the Providian transaction is expected to close by calendar year end, 2005.

THE  FUND'S   CONCENTRATED   POSITIONS  OFTEN  TRANSLATE  INTO  HIGHER  INDUSTRY
WEIGHTINGS THAN INDICES TYPICALLY HAVE, THEREBY RESULTING IN RETURNS THAT DEVIATE FROM THE INDICES.

As of May 31, 2005, the Fund had $31,674 in unrealized losses (000) and $96,029 in accumulated tax loss carry forwards (000).

*PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT YOUR FINANCIAL ADVISER OR CALL THE FUND AT 1-877-446-3847 FOR A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                         NEVIS FUND FINANCIAL HIGHLIGHTS

The information for the year ended May 31, 2005 has been derived from the Fund's financial statement, which was audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended May 31, 2002, May 31, 2003, and May 31, 2004 were derived from the financial statements, which have been audited by KPMG LLP, whose reports, along with the Fund's financial statements, are included in the Fund's annual reports. The information for the year ended May 31, 2001 has been audited by other auditors, whose report, along with the Fund's financial statements, are included in the Fund's annual report. These annual reports are available upon request.

-------------------------------------------------------------------------------------
                           For the     For the     For the     For the     For the
                         Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                           May 31,     May 31,     May 31,     May 31,     May 31,
                            2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------
Net Asset Value,            $12.49       $9.85      $10.20      $18.62      $30.98
Beginning of Year
-------------------------------------------------------------------------------------
INCREASE/DECREASE FROM
OPERATIONS:
-------------------------------------------------------------------------------------
Net Investment Loss         (0.16)(2)    (0.22)      (0.11)      (0.32)      (0.31)

Realized and  Unrealized    0.06(1)       2.84       (0.24)      (8.10)     (12.05)
Gains (Losses) on
Securities
-------------------------------------------------------------------------------------
Total from  Investment       (0.10)       2.62       (0.35)      (8.42)     (12.36)
Operations

Redemption Fees               0.00*       0.02        0.00*       0.00*       0.00
-------------------------------------------------------------------------------------
Net Asset Value, End of     $12.39      $12.49       $9.85      $10.20      $18.62
Year

Total Return+                (0.80)%     26.80%      (3.43)%    (45.22)%    (39.90)%
-------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
-------------------------------------------------------------------------------------
Net Assets, End of Year    $20,442     $29,747     $31,648     $36,632     $80,011
(000)

Ratio of Expenses to          1.50%       1.50%       1.50%       1.50%       1.50%
Average Net Assets

Ratio of Net Investment      (1.31)%     (1.48)%     (1.43)%     (1.33)%     (1.45)%
Loss to Average Net
Assets

Portfolio Turnover Rate      15.96%      61.35%      51.24%      26.20%      21.86%
-------------------------------------------------------------------------------------
------------------

*    Includes  redemption  fees retained by the Fund.  Such  redemption fees represent less than $0.01 per share.
+    Returns do not reflect the  deduction  of taxes that a  shareholder  would pay on
     Fund distributions or the redemption of Fund shares.
(1)  The  amount  shown  for the  year  ended  May 31,  2005  for a share  outstanding throughout  the year does not accord with the aggregate net losses on investments for that year because of the sales and  repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(2)  Calculated using the average shares method.

                                       E-2


STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

To the Prospectus/Proxy Statement
dated November 23, 2005




INVESTMENT ADVISOR:                        BROWN ADVISORY OPPORTUNITY FUND

Brown Investment Advisory
Incorporated
901 S. Bond Street
Suite 400
Baltimore, Maryland  21231

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Citigroup Fund Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 540-6807



This Statement of Additional Information ("SAI") supplements the Prospectus/Proxy Statement dated November 23, 2005, offering Institutional Shares of Brown Advisory Opportunity Fund. The Brown Advisory Opportunity Fund is a series of Forum Funds, a registered, open-end management investment company. This SAI is not a prospectus and should only be read in conjunction with the Prospectus/Proxy Statement. You may obtain the Prospectus/Proxy
Statement without charge by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

Copies of the Annual Report may be obtained, when available, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

GLOSSARY.......................................................................1

INVESTMENT POLICIES AND RISKS..................................................2

INVESTMENT LIMITATIONS.........................................................9

MANAGEMENT....................................................................11

PORTFOLIO TRANSACTIONS........................................................19

PURCHASE AND REDEMPTION INFORMATION...........................................22

TAXATION......................................................................23

OTHER MATTERS.................................................................27

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS...............................A-1

APPENDIX B - PROXY VOTING PROCEDURES.........................................B-1

GLOSSARY
-------------------------------------------------------------------------------

As used in this SAI, the following terms have the meanings listed.

"Accountant" means Citigroup, the Trust's fund accountant.

"Administrator" means Citigroup, the Trust's administrator.

"Advisor" means Brown Investment Advisory Incorporated, the Fund's investment advisor.

"Board" means the Board of Trustees of the Trust.

"CFTC" means Commodities Future Trading Commission.

"Citigroup" means Citigroup Fund Services, LLC.

"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means Brown Investment Advisory & Trust Company.

"Distributor" means Foreside Fund Services, LLC.

"Fund" means Brown Advisory Opportunity Fund.

"Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

"IRS" means Internal Revenue Service.

"Moody's" means Moody's Investors Service.

"NAV" means net asset value per share.

"NRSRO" means a nationally recognized statistical rating organization.

"SAI" means Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

"Transfer Agent" means Citigroup, the Trust's transfer agent.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS
-------------------------------------------------------------------------------
The Fund is a non-diversified series of the Trust. This section discusses in greater detail than the Fund's Prospectus /Proxy Statement certain investments that the Fund can make.

It is being proposed that the Nevis Fund, Inc. (the "Predecessor Fund") be reorganized with and into the Fund. The Predecessor Fund maintains the same investment objective and similar investment policies to that of the Fund. The performance information and financial information of the Fund's Institutional Shares for periods prior to the reorganization is that of the Predecessor Fund.

A.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       CONVERTIBLE SECURITIES

GENERAL. The Fund may invest in convertible securities. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

SECURITY RATINGS INFORMATION. The Fund's investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in: (1) convertible and other debt securities that are rated "Baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase; and (2) preferred stock rated "baa" or higher by Moody's or "BBB" or higher by S&P at the time of purchase. The Fund may purchase unrated convertible securities if, at the time of purchase, its Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Advisor to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if that Advisor determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Advisor will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.       WARRANTS

GENERAL. The Fund may invest in warrants. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price of the warrant usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.       DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets. The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets. For purposes of the Fund's investment policies, the Fund's investment in an ADR will be considered an investment in the underlying securities of the applicable foreign company.

RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs of a sponsored depository receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

B.       FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C.       OPTIONS AND FUTURES

1.       GENERAL

The Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Specifically, the Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter. The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. The Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

The Trust, on behalf of the Fund, has filed a notice with the National Futures Association claiming exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "Act") and therefore the Fund is not subject to registration or regulation as a pool operator under the Act.

Currently, the Fund does not have any intention of investing in options or futures for purposes other than hedging. If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") in a segregated account with the Fund's Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

2.       OPTIONS AND FUTURES CONTRACTS

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       RISKS OF OPTIONS AND FUTURES TRANSACTIONS

There are certain investment risks associated with options and futures transactions. These risks include: (1) dependence on the Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices or related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

D.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

The Fund may invest in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2)
purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Advisor to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Advisor, pursuant to guidelines approved by the Board. The Advisor determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Advisor takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Advisor may determine that the securities are liquid.

E.       INVESTMENT COMPANY SECURITIES

1.       OPEN-END AND CLOSED-END INVESTMENT COMPANIES

GENERAL. The Fund may invest in shares of other open-end and closed-end investment companies consistent with its investment objective and strategies. The Fund will limit its investment in the securities such investment companies to the extent permitted by the 1940 Act.

RISKS. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company.

F.       FIXED INCOME SECURITIES

1.       U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-backed securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

2.       OTHER FIXED INCOME SECURITIES

The Fund many invest in short-term money market instruments issued in the United States or abroad, denominated in U.S. dollars or any foreign currency. Short-term money market instruments include short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers' acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody's or in similar other money market securities. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund's performance.

The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g. the European Currency Unit).

3.       RISKS

GENERAL. Yields on fixed income securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity. Finally, the issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its fixed income securities may become impaired.

INTEREST RATE RISK. The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund's investment portfolio are paid in full at maturity. Finally, issuers may prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

CREDIT RISK. The financial condition of an issuer of a security held by the Fund may cause it to default on interest or principal payments due on a security. This risk generally increases as security credit ratings fall. To limit credit risk, the Fund limits its fixed income investments to short-term money market securities, including commercial paper rated in the highest short-term rating category, and other high quality (rated in the two highest ratings categories by an NRSRO) fixed income securities.

The Advisor may use NRSRO ratings to determine whether to purchase, sell or hold a security. Ratings are not, however, absolute standards of quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Consequently, similar securities with the same rating may have different market prices. In addition, rating agencies may fail to make timely changes in credit ratings and the issuer's current financial condition may be better or worse than a rating indicates.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund's lowest permissible rating category if the Advisor determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

FOREIGN SECURITIES RISKS. To the extent that the Fund invests in fixed income securities of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled "Investment Policies and Risks - Equity Securities - Foreign Securities Risks" above.

G.       LEVERAGE TRANSACTIONS

1.       GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into repurchase agreements, and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when its Advisor believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

BORROWING. The Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

SECURITIES LENDING AND REVERSE REPURCHASE AGREEMENTS. The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into reverse repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a reverse repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and reverse repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase securities offered on a "when-issued" and "forward commitment" basis (including a delayed delivery basis). Securities purchased on a "when-issued" or "forward commitment basis" are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a "delayed delivery" basis when the transaction is structured to occur some time in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by the Fund if, as a result, more than 25% of the Fund's total assets would be committed to such transactions.

2. RISKS

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ACCOUNTS. In order to attempt to reduce the risks involved in various transactions involving leverage, the Fund's Custodian will set aside and maintain, in a segregated account, cash and liquid securities. The account's value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

I.       TEMPORARY DEFENSIVE POSITION

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Fund's Advisor to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers' acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

J.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

2.  INVESTMENT LIMITATIONS
-------------------------------------------------------------------------------
For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. The Fund may not:

1.       BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

2.       CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.       UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.       MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

5.       PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

6.       PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.       ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

B.       NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1.       SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2.       SHORT SALES

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.       PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4.       EXERCISING CONTROL OF ISSUERS

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

5.       BORROWING

Purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

6.       ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3.  MANAGEMENT
-------------------------------------------------------------------------------
A.       TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and two other investment companies (collectively, the "Fund Complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Mr. Keffer is considered an Interested Trustee due to this affiliation with a Trust Advisor and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The addresses for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated. Each Trustee oversees thirty portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. John Y. Keffer is an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.


---------------------------------------------------------------------------------------------------------------------------

                                   POSITION        TERM OF OFFICE                PRINCIPAL OCCUPATION(S)
            NAME                   WITH THE            AND                               DURING
       AND BIRTH DATE               TRUST         LENGTH OF TIME                      PAST 5 YEARS
                                                     SERVED
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
J. Michael Parish              Chairman of the   Trustee since 1989    Retired; Partner, Wolfe, Block, Schorr and
Born: November 9, 1943         Board;            Chairman of the       Solis-Cohen LLP (law firm) 2002 - 2003; Partner,
                               Trustee;          Board since 2004      Thelen Reid & Priest LLP (law firm) from 1995 -
                               Chairman,                               2002.
                               Compliance
                               Committee,
                               Nominating
                               Committee and
                               Qualified Legal
                               Compliance
                               Committee
---------------------------------------------------------------------------------------------------------------------------
Costas Azariadis               Trustee           Trustee since 1989    Professor of Economics, University of
Born: February 15, 1943        Chairman,                               California-Los Angeles; Visiting Professor of
                               Valuation                               Economics, Athens University of Economics and
                               Committee                               Business 1998 - 1999.
---------------------------------------------------------------------------------------------------------------------------
James C. Cheng                 Trustee           Trustee since 1989    President, Technology Marketing Associates
Born: July 26, 1942            Chairman, Audit                         (marketing company for small- and medium-sized
                               Committee                               businesses in New England).
---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
John Y. Keffer                 Trustee           Trustee since 1989    President, Forum Trust, LLC (a non-depository
Born: July 15, 1942            Chairman,                               trust company) since 1997; President, Citigroup
                               Contracts                               2003-2005; President, Forum Financial Group, LLC
                               Committee                               ("Forum") (a fund services company acquired by
                                                                       Citigroup in 2003).
---------------------------------------------------------------------------------------------------------------------------
OFFICERS
---------------------------------------------------------------------------------------------------------------------------
Simon D. Collier               President and     Since 2005            Managing Director and Principal Executive
Born:  October 22, 1961        Principal                               Officer, Foreside Fund Services, LLC, the Trust's
                               Executive                               distributor, since 2005; Chief Operating Officer
                               Officer                                 and Managing Director, Global Fund Services,
                                                                       Citibank, N.A. from 2003-2005; Managing Director,
                                                                       Global Securities Services for Investors,
                                                                       Citibank, N.A. 1999-2003.
---------------------------------------------------------------------------------------------------------------------------

Carl A. Bright                 Principal          Since 2005           President, Foreside Fund Services, LLC, the
Born: December 20, 1957        Financial                               Trust's distributor since 2004; Consultant,
                               Officer                                 Foreside Solutions, LLC 2000 - 2003 (mutual fund
                                                                       development company).
---------------------------------------------------------------------------------------------------------------------------
Beth P. Hanson                 Vice President/    Since 2003           Relationship Manager, Citigroup since 2003;
Born: July 15, 1966            Assistant                               Relationship Manager, Forum 1999 - 2003.
                               Secretary
---------------------------------------------------------------------------------------------------------------------------
Sara M. Morris                 Vice President    Since 2004            Director and Relationship Manager, Citigroup
Born: September 18, 1963                                               since 2004; Chief Financial Officer, The VIA
                                                                       Group, LLC (strategic marketing company) 2000 -
                                                                       2003.
---------------------------------------------------------------------------------------------------------------------------
Trudance L. Bakke              Treasurer         Since 2005            Senior Manager, Citigroup since 2003; Senior
Born: August 11, 1971                                                  Manager of Corporate Finance, Forum 1999-2003.
---------------------------------------------------------------------------------------------------------------------------
David M. Whitaker              Secretary         Since 2004            Senior Manager, Citigroup since 2004; Assistant
Born: September 6, 1971                                                Counsel, PFPC, Inc. (a fund services company)
                                                                       2000 - 2004.
---------------------------------------------------------------------------------------------------------------------------

B.       TRUSTEE OWNERSHIP IN EACH FUND IN FAMILY OF INVESTMENT COMPANIES


---------------------------------------------------------------------------------------------------------------------------
                                                                                       AGGREGATE DOLLAR RANGE OF
                                                                                      OWNERSHIP AS OF DECEMBER 31,
                                                                                      2004 IN ALL FUNDS OVERSEEN BY
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN            TRUSTEE IN THE FAMILY OF
                                          THE FUND AS OF DECEMBER 31, 2004                 INVESTMENT COMPANIES
                TRUSTEES
---------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
John Y. Keffer                                        None                                    $10,001-50,000
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
Costas Azariadis                                      None                                        None
---------------------------------------------------------------------------------------------------------------------------
James C. Cheng                                        None                                        None
---------------------------------------------------------------------------------------------------------------------------
J. Michael Parish                                     None                                     Over $100,000
---------------------------------------------------------------------------------------------------------------------------


C.       OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment advisor, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment advisor or principal underwriter.

D.       INFORMATION CONCERNING TRUST COMMITTEES

1.       AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended May 31, 2005, the Audit Committee met four times.

2.       NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal period/year ended May 31, 2005, the Nominating Committee did not meet.

3.       VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and certain officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period ended May 31, 2005, the Valuation Committee met thirteen times.

4.       QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended May 31, 2005, the QLCC did not meet.

E.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended and $1,500 for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid to each Trustee by the Fund and the Fund Complex for the fiscal year ending May 31, 2006 of the Fund.

-------------------------------------------------------------------------------
                                                    TOTAL
                                                COMPENSATION
                       COMPENSATION FROM        FROM TRUST AND
      TRUSTEE                FUND               FUND COMPLEX
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Costas Azariadis             $604                 $21,000
-------------------------------------------------------------------------------
James C. Cheng               $604                 $21,000
-------------------------------------------------------------------------------
J. Michael Parish            $604                 $27,000
-------------------------------------------------------------------------------
John Y. Keffer               $755                 $21,000
-------------------------------------------------------------------------------

F.       INVESTMENT ADVISORS

1.       SERVICES OF ADVISOR

The Advisor serves as investment advisor to the Fund pursuant to the investment advisory agreement with the Trust ("Advisory Agreement"). Under the Advisory Agreement, the Advisor furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       OWNERSHIP OF ADVISOR

The Advisor is a fully owned subsidiary of Brown Investment Advisory & Trust Company ("BIAT"), a trust company operating under the laws of Maryland. BIAT is a fully owned subsidiary of Brown Advisory Holdings Incorporated, a holding company incorporated under the laws of Maryland in 1998. The term "Brown" shall mean the Advisor, BIAT and Brown Advisory Holdings Incorporated and their respective affiliates, collectively.

3.       INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGER

The following information regarding the Fund's portfolio managers has been provided by the Advisor.

PORTFOLIO MANAGERS OF FUND. As of September 30, 2005, each Portfolio Manager serviced the following additional registered investment companies and other accounts. No Portfolio Manager serviced any other pooled investment vehicles and no account serviced paid the Advisor a performance based management fee.

----------------------------------------------------------------------------------------------------------------------
                           # OF OTHER REGISTERED      VALUE OF OTHER
                                 INVESTMENT             REGISTERED
                                 COMPANIES              INVESTMENT        # OF OTHER ACCOUNTS       VALUE OF OTHER
PORTFOLIO MANAGER                                       COMPANIES                                      ACCOUNTS
----------------------------------------------------------------------------------------------------------------------

Chew                                 3                $305.8 million               9                 $157 million
----------------------------------------------------------------------------------------------------------------------


CONFLICTS OF INTEREST FOR PORTFOLIO MANAGERS. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may experience the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Investment decisions for client accounts are also made consistent with a client's individual investment objective and needs. Accordingly, there may be circumstances when purchases or sales of securities for one or more client accounts will have an adverse effect on other clients. The Advisor may seek to manage such competing interests by: (1) having a portfolio manager focus on a particular investment discipline; (2) utilizing a quantitative model in managing accounts; and/or (3) reviewing performance differences between similarly managed accounts on a periodic basis to ensure that any such differences are attributable by differences in investment guidelines and timing of cash flows. The Advisor also maintains a Code of Ethics to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of a Fund may abuse their fiduciary duties to the Fund.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one client, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Advisor and each Sub-Advisor has adopted procedures for allocating portfolio transactions across multiple accounts (See "Portfolio Transactions").

With respect to securities transactions for clients, the Advisor determines which broker to use to execute each order. However, the Advisor may direct securities transactions to a particular broker/dealer for various reasons including receipt of research or participation interests in initial public offerings that may or may not benefit a Fund. To deal with these situations, the Advisor has adopted procedures to help ensure best execution of all client transactions (See "Portfolio Transactions").

Finally, the appearance of a conflict of interest may arises where there is an incentive, such as a performance based management fee, which relates to the management of certain but not all accounts for which a portfolio manager has day-to day management responsibilities. No account serviced by Brown pays a performance based management fee.

4.       INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER

Each portfolio manager receives a fixed base cash salary and a subjectively determined incentive bonus that takes into consideration a number of different factors including individual performance, client satisfaction and service, and the overall profitability of the firm and its business units. Portfolio managers that are members of Brown senior management also maintain a significant equity interest in the Advisor.

5.       PORTFOLIO MANAGER OWNERSHIP IN THE FUND

As of December 1, 2005, the Fund had not commenced operations and thus the portfolio managers did not own any shares of a Fund.

6.       FEES

The Advisor's fee is calculated as a percentage of the Fund's/class' average daily net assets. The fee, if not waived, is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Advisor may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Advisor with assets invested in the Fund, the Advisor will credit an amount equal to all or a portion of the fees received by the Advisor against any investment management fee received from you.

Advisory fee information is not provided because the Fund has not commenced operations prior to the date of this SAI.

7.       OTHER PROVISIONS OF ADVISORY AGREEMENT

The Advisor is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

8.       APPROVAL OF ADVISORY AGREEMENT

At the October 7, 2005 Special Board meeting, the Board, including the Independent Trustees, considered the approval of a new investment advisory agreement between the Trust and the Advisor regarding the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Advisor and the Administrator, including information regarding the Advisor, its personnel, operations and financial condition. Specifically, the Board considered: (1) the nature, extent and quality of the services to be provided to the Fund by the Advisor and reviewed the performance of other funds managed by the Advisor; (2) the advisory fees and total expense ratios of the Fund compared to relevant peer groups of funds; (3) the anticipated costs of the services to be provided and profitability to the Advisor with respect to its relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Advisor from its relationship with the Fund. In its deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

The Board noted that the Advisor served as investment adviser to eight other Trust series ("Advisor Series") and that the Advisor proposed to provide advisory services to the Fund pursuant to the same form of investment advisory agreement re-approved by the Board at its September 23, 2005 with respect to the other Advisor Series. The Board considered the scope and quality of services to be provided by the Advisor under the Advisory Agreement. The Board considered the quality of the investment research capabilities of the Advisor including the Advisor's representation that its Equity Research Group was comprised of 15 research analysts and other resources dedicated to performing services for the Fund including a dedicated team of individuals to support portfolio management services to the Fund. The Board noted that, overall, it was satisfied with the nature, extent and quality of services provided by the Advisor to the Advisor Series. The Board noted that the Advisor had recently been appointed as Advisor to the Predecessor Fund and that the Predecessor Fund would be merging with and into the Fund on or about December 30, 2005 pursuant to an Agreement and Plan of Conversion and Termination. The Advisor discussed its approach to managing the Fund. The Board also concluded that the Fund would benefit from the Advisor's management of the Fund. The Board reviewed the Advisor's financial statements and concluded that the Advisor was financially able to provide investment advisory services to the Funds.

The Board also considered the Advisor's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds. The Board noted that although the Advisor's contractual and net advisory fee rates (after waivers) were generally higher than the mean and median contractual and actual advisory fee rates for the Fund's Lipper Inc. peer group, a number of other funds within the peer group did pay the same or similar actual advisory fee rates. The Board also noted that although the Fund's projected net expenses (after applicable fee waivers and reimbursements) for Institutional Shares were higher than the mean and median expenses of the Fund's Lipper Inc. peer group, the projected net expenses (after applicable fee waivers and reimbursements) for Institutional Shares were the same or similar to those of other fund classes within the peer group. The Board recognized that it was difficult to compare expense ratios because of variations in services provided, the varying sizes of the fund classes included in the peer group and the fees paid therefore by other fund classes. In addition, because the Fund is small, its actual expenses do not reflect benefits from economies of scale that other larger fund classes in the peer group may experience. Based on the foregoing, the Board concluded that the Advisor's advisory fees charged to the Funds were reasonable.

The Board considered information provided by the Advisor regarding its costs of services and its projected profitability with respect to the Fund. The Board considered the Advisor's profitability analysis which summarized total revenues, waivers, costs, net profits and profit percentages for the Fund. The Board concluded that the level of the Advisor's profits attributable to management of the Fund was not excessive in light of the services provided by the Advisor on behalf of the Fund.

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund did not include breakpoints. The Board considered that the Fund would be initially capitalized by assets from The Nevis Fund, Inc. which was expected to reorganize with and into the Fund later in the year. The Board concluded that it would not be necessary to consider the implementation of fee breakpoints at this time due to The Nevis Fund, Inc.'s current net assets.

The Board considered that the Advisor may benefit from soft dollar arrangements whereby it receives brokerage and research services from certain brokers and dealers that execute purchases and sales of securities on behalf of its clients, including the Fund. The Board also considered the Advisor's trading practices and brokerage allocation policies, including its policies with respect to soft dollar arrangements. The Board noted that the Advisor has represented to them that all of its soft dollar arrangements will be consistent with applicable legal requirements including obtaining best price.

Prior to voting, the Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based upon its review, the Board concluded that the overall arrangements between the Trust and the Advisor, as provided in the Advisory Agreement, were fair and reasonable in light of the services to be performed for the Fund, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.

G.       DISTRIBUTOR

1.       DISTRIBUTION SERVICES

The Distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Bright and Mr. Collier are affiliates of the Trust and the Distributor as they serve as officers of each entity.

The Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of shares of the Fund (each a "Financial Institution" and collectively, the "Financial Institutions"). Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain Financial Institutions, the sales charge paid by the purchasers of A Shares. Information regarding sales charges paid to the Distributor is not provided because the Fund had not commenced operations prior to the date of this SAI.

2.       COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, the Distributor provides a Chief Compliance Officer ("CCO") and Sarbanes-Oxley certifying officers ("Certifying Officers") to the Trust as well as certain additional compliance support functions ("Compliance Services").

For making available the CCO and Certifying Officers and for providing the Compliance Services under the Compliance Agreement, effective June 1, 2005, the Distributor receives a fee from the Fund of (i) $22,500 allocated equally to all Trust series for which the Advisor provides management services), $5,000 per Fund, and $5,000 per Sub-Advisor per year and an (ii) annual fee of 0.01% of each Fund's average daily net assets, subject to an annual maximum of $20,000 per Fund. Pursuant to the Administration Agreement between the Trust and Administrator, the Administrator has agreed to pay the Distributor directly for the Compliance Services rendered to the Funds.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by the Distributor with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO, without the payment of any penalty.

Under the Compliance  Agreement,  the  Distributor is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the Distributor and certain related parties (such as the Distributors officers and persons who control the Distributor) are indemnified by the Trust against any and all claims and expenses related to the Distributor's actions or omissions, except for any act or omission resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Compliance Services fee information is not provided because the Fund has not commenced operations prior to the date of this SAI.

H.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement (the "Administration Agreement") with the Trust, the Administrator is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee from the Fund at an annual rate of 0.09% until such time as the assets of all Trust series advised by the Advisor equal or exceed an amount equal to $50 million times the number of Advisor Series, and thereafter at an annual rate of 0.065%. There is an annual minimum charge of $40,000. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month. The Administrator pays the Trust's financial obligations for Compliance Services performed under the Compliance Agreement with respect to the Fund.

The Administration Agreement with respect to the Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Administration Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator with respect to the Fund on 90 days' written notice to the Trust. The Administration Agreement is also terminable for cause by the non-breaching party on at least 30 days' written notice to the other party.

Under the Administration Agreement, the Administrator is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. Under the Administration Agreement, the Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Administration fee information is not provided because the Fund has not commenced operations prior to the date of this SAI.

2.        FUND ACCOUNTANT

As fund accountant, pursuant to an accounting agreement (the "Accounting Agreement") with the Trust, the Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

For its services, the Accountant receives from the Fund a monthly fee of $3,000, $1,000 per month for each class above one, an annual fee of 0.01% of the Fund's average daily net assets and certain surcharges based upon the Fund's asset level as well as the number and type of the Fund's portfolio transactions and positions. The Fund also pays the Accountant an annual fee of $3,000 for tax preparation services. The fees paid to the Accountant are accrued daily by the Fund and are paid monthly based, in part, on transactions and positions for the previous month.

The Accounting Agreement with respect to the Fund continues in effect until terminated, provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Accounting Agreement is terminable with or without cause and without penalty by the Trust or by the Accountant with respect to the Fund on 90 days' written notice to the Trust. The Accounting Agreement is also terminable for cause by the non-breaching party on at least 30 day's written notice to the other party.

Under the Accounting Agreement, the Accountant is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the Accounting Agreement, the Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Under the Accounting Agreement, in calculating the Fund's NAV, the Accountant is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The agreement also provides that the Accountant will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account with the Trust is less than or equal to $10.00. In addition, the Accountant is not liable for the errors of others, including the companies that supply securities prices to the Accountant and the Fund.

Fund Accountant fee information is not provided because the Fund has not commenced operations prior to the date of this SAI.

3.        TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to a transfer agent agreement ("Transfer Agency Agreement") with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the Office of Comptroller of the Currency.

4.       CUSTODIAN

Brown Investment Advisory & Trust Company ("BIATC"), an affiliate of the Advisor, is the Custodian for the Fund and safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231.

For its services, BIATC receives a fee of 0.01% of the Fund's first $1 billion in assets; 0.0075% on Fund assets between $1-2 billion; 0.0050% on Fund assets between $2-6 billion; and 0.0025% on Fund assets greater than $6 billion. the Fund also pays an annual maintenance fee of $3,600, plus certain other transaction fees. For its services, Citibank, NA receives a monthly maintenance fee of $600, plus certain other transaction fees and asset-based fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., Suite 200, Washington, DC 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 200 Berkely Street, 14th Floor, Boston Massahusetts 02116, an independent registered public accounting firm, has been selected as auditor for the Fund. The auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion. The auditors also review certain regulatory filings of the Fund and the Fund's tax returns.

4.  PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------
A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Advisor will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Advisor will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Commission information is not provided because the Fund has not commenced operations prior to the date of this SAI.

C.      ADVISOR RESPONSIBILITY FOR PURCHASES AND SALES

Each Advisor places orders for the purchase and sale of securities with broker-dealers selected by and in the discretion of the Advisor. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Advisor in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Advisor seeks "best execution" for all portfolio transactions. This means that the Advisor seeks the most favorable price and execution available. The Advisor's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Advisor takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Advisor's duties, the Advisor may: (1) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (2) payments made by brokers effecting transactions for the Fund. These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).

E.       OBTAINING RESEARCH FROM BROKERS

The Advisor has full brokerage discretion. The Advisor evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Advisor may give consideration to research services furnished by brokers to the Advisor for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Advisor's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Advisor's accounts, although a particular client may not benefit from all the research received on each occasion. The Advisor's fees are not reduced by reason of an Advisor's receipt of research services. Since most of the Advisor's brokerage commissions for research are for economic research on specific companies or industries, and since the Advisor follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Advisor's clients and the Fund's investors.

The Advisor may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

Information regarding brokers to which the Fund directed brokerage for research services is not included because the Fund had not commenced operations prior to the date of this SAI.

F.       COUNTERPARTY RISK

The Advisor monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G.       TRANSACTIONS THROUGH AFFILIATES

The Advisor may effect transactions through affiliates of the Advisor (or affiliates of those persons) pursuant to procedures adopted by the Trust.

H.       OTHER ACCOUNTS OF THE ADVISOR

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Advisor or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Advisor's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by an Advisor occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

J.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time, the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Broker-Dealer information is not provided because the Fund has not commenced operations prior to the date of this SAI.

K.  PORTFOLIO HOLDINGS

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in filings with the SEC. Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days of the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported within 60 days of the end of those periods. You may request a copy of the Fund's latest semi-annual report to shareholders by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund's latest Form N-Q by accessing the SEC's website at WWW.SEC.GOV.

In addition, the Advisor may make publicly available, on a quarterly basis, information regarding the Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This information is made available through the Advisor's website, marketing communications (including advertisements and sales literature), and/or the Transfer Agent telephone customer service center. This information is released within 15 days after the quarter end.

The Board has authorized disclosure of the Fund's nonpublic portfolio holdings information to certain persons who provide services on behalf of the Fund or to its service providers in advance of public release. The Advisor, Citigroup and the Custodian have regular and continuous access to the Fund's portfolio holdings. In addition, the officers and the Distributor, as well as any proxy voting services may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. Independent accountants receive nonpublic portfolio holding information at least annually and usually within seven days of the Fund's fiscal year end and may also have access to the Fund's nonpublic portfolio holdings information on an as needed basis. The Trustees and legal counsel to the Fund and to the Independent Trustees may receive information on an as needed basis. Mailing services (ADP) and financial printers (RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Fund's portfolio holdings.

No compensation is received by the Fund, nor, to the Fund's knowledge, paid to the Advisor or any other person in connection with the disclosure of the Fund's portfolio holdings. The Trust's, Advisor's, Administrator's and Distributor's codes of ethics (collectively, "Codes") are intended to address potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. The Fund's service providers may be subject to confidentiality provisions contained within their service agreements, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

The Fund's portfolio holdings disclosure policy is reviewed by the Board from time to time. In order to help ensure that this policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board. In addition, the Board will receive any interim reports that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Advisor, the Distributor or any of their affiliates will be reported to the Board for appropriate action.

5.  PURCHASE AND REDEMPTION INFORMATION
-------------------------------------------------------------------------------
A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the offices of the Transfer Agent.

The Fund or class thereof accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a class or fund's availability.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Fund or class thereof are sold on a continuous basis by the Distributor at NAV plus any applicable sales charge. Accordingly, the offering price per share of the Fund class may be higher than a Fund class' NAV.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Advisor's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.       UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

The Advisor may enter into arrangements with Financial Institutions whereby the Advisor agrees to pay a Financial Institution for inclusion of the Fund on the Financial Institution's mutual fund "supermarket" platform. Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

You may redeem shares of the Fund at the NAV per share minus any applicable redemption fee. Accordingly, the redemption price per share of the Fund may be lower than its NAV per share. To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

If a Financial Institution that maintains an account with the transfer agent for the benefit of its customer accounts agrees in writing to assess and collect redemption fees for the Fund from applicable customer accounts, no redemption fees will be charged directly to the Financial Institution's account by the Fund. Certain Financial Institutions that collect a redemption fee on behalf of the Fund may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a Financial Institution should contact the intermediary or refer to the customer's account agreement or plan document for information about how the redemption fee for transactions for the Financial Institution's account or the customer's account is treated and about the availability of exceptions to the imposition of the redemption fee.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

3.       NAV DETERMINATION

In determining the NAV of the Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

4.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the applicable Fund class' NAV (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6.  TAXATION
-------------------------------------------------------------------------------
The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is May 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

    o The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

    o The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

    o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2008. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund's distributions of dividends that it received from REITs generally do not constitute "qualified dividend income."

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your Federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during taxable years of the Fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

I.       FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.


7.  OTHER MATTERS
-------------------------------------------------------------------------------

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Absolute Strategies Fund (1)                   Fountainhead Special Value Fund
Adams Harkness Small Cap Growth Fund           Golden Large Core Value Fund(5)
Austin Global Equity Fund                      Golden Small Core Value Fund(5)
Auxier Focus Fund(2)                           Jordan Opportunity Fund
Brown Advisory Growth Equity Fund(3)           Mastrapasqua Growth Fund
Brown Advisory Intermediate Income Fund(4)     Merk Hard Currency Fund(5)
Brown Advisory International Fund (3)          Payson Total Return Fund
Brown Advisory Maryland Bond Fund(3)           Payson Value Fund
Brown Advisory Real Estate Fund(3)             Polaris Global Value Fund
Brown Advisory Opportunity Fund(4)             Shaker Fund (6)
Brown Advisory Small-Cap Growth Fund(4)        Steepleview Fund
Brown Advisory Small-Cap Value Fund            Winslow Green Growth Fund
Brown Advisory Value Equity Fund(3)
DF Dent Premier Growth Fund
Dover Responsibility Fund (1)

(1) The Trust offers shares of beneficial interest in Institutional, A and C classes of this series. C shares of Absolute Strategies Fund and Dover Responsibility Fund are not currently available for sale.

(2) The Trust offers shares of beneficial interest in Investor, A and C classes of this series.

(3) The Trust offers shares of beneficial interest in an Institutional class of this series.

(4) The Trust offers shares of beneficial interest in Institutional and A classes of this series. A Shares of the Brown Advisory Opportunity Fund are not yet available for purchase.

(5) The Trust offers shares of beneficial interest in Institutional and Investor classes of this series.

(6) The Trust offers shares of beneficial interest in Intermediary, A, B and C classes of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.       FUND OWNERSHIP

As of October 31, 2005, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Fund.

Also as of that date, no shareholders of record owned 5% or more of the shares of the Fund.

From time to time, certain shareholders may own, of record or beneficially, a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       PROXY VOTING PROCEDURES

Copies of the proxy voting procedures of the Trust and the Advisor are included in Appendix B. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by contacting the Transfer Agent at (800) 540-6807 and (2) on the SEC's website at WWW.SEC.GOV.

E.       CODE OF ETHICS

The Trust, the Advisor and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Advisor and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

F.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G.       FINANCIAL STATEMENTS

The Fund is newly organized and has adopted the performance history of the Predecessor Fund. Financial information for the Nevis Fund, Inc. is included in its most recent Annual Report to Shareholders, which is incorporated by reference into this SAI.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS
-------------------------------------------------------------------------------

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds, which are rated Ca, represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       S&P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

B.       PREFERRED STOCK

1.       MOODY'S

Aaa An issue that is rated "Aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa An issue that is rated "Aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue that is rated "A" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "Aaa" and "Aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa An issue that is rated "Baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba An issue that is rated "Ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "B" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa An issue that is rated "Caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca An issue that is rated "Ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       S&P

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB
B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o    Leading market positions in well-established industries.
         o    High rates of return on funds employed.
         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - PROXY VOTING PROCEDURES
-------------------------------------------------------------------------------


                                  FORUM FUNDS
                                 MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                 JULY 31, 2003
                         AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by Brown Advisory Opportunity Fund, a series of the Trust (the "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by the Fund.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by the Fund regarding securities contained in its portfolio to its investment adviser (the "Adviser"). These Policies are to be implemented by the Adviser of the Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by the Fund, the Adviser shall act on behalf of the Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how the Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      GENERAL

                   (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote the Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the Fund's Registration Statement (considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                   (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                   (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.


         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                   (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                   (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                   (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)       NON-ROUTINE MATTERS

                   (1)  CORPORATE  RESTRUCTURINGS,   MERGERS  AND  ACQUISITIONS.
                   These proposals should be examined on a case-by-case basis.

                   (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                   (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                   (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

                   (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (D)      CONFLICTS OF INTEREST

         The Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances the Adviser may have a conflict of interest in voting proxies on behalf of the Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of the Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

         The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

                    BROWN INVESTMENT ADVISORY, INCORPORATED

                      PROXY VOTING PROCEDURES AND POLICIES
                  REGARDING BROWN ADVISORY GROWTH EQUITY FUND,
                    BROWN ADVISORY INTERMEDIATE INCOME FUND,
                    BROWN ADVISORY SMALL-CAP GROWTH FUND AND
                        BROWN ADVISORY VALUE EQUITY FUND
                        BROWN ADVISORY OPPORTUNITY FUND


                              AS OF JULY 31, 2003


I.       GENERAL STATEMENT

Brown Investment Advisory, Incorporated (the "Advisor") has discretion to vote the proxies received by Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Intermediate Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Value Equity Fund and Brown Advisory Opportunity Fund (each a "Fund"), each a series of Forum Funds (the "Trust"), a registered investment company. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Advisor will vote those proxies in the best interest of the Funds' shareholders and in accordance with these procedures and policies.

II.      POLICIES AND PROCEDURES FOR VOTING PROXIES

In its role as investment advisor to the Funds, Advisor has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by a Fund, each Fund has delegated to the Advisor the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Advisor.

The Advisor recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest," means any circumstance when the Advisor (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Advisor has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting shares of each Fund.

III.     RECORDKEEPING

The Portfolio Manager or their staff will maintain files relating to the Advisor's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Advisor. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Advisor receives, provided however that the Advisor may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C.   A record of each vote that the Advisor casts.

         D. A copy of any document the Advisor created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Advisor voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Advisor voted its proxies.

IV.      DISCLOSURE

         A. The Advisor will disclose in its Form ADV Part II that its clients may contact the Advisor, by toll-free telephone number in order to obtain information on how the Advisor voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Advisor voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Advisor's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Advisor will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

                                  FORUM FUNDS
                                  -----------

                                   Form N-14

                           PART C: OTHER INFORMATION

Item 15. Indemnification:
         ---------------

         IN  ACCORDANCE  WITH SECTION 3803 OF THE DELAWARE  BUSINESS  TRUST ACT,
         SECTION 10.02 OF REGISTRANT'S TRUST INSTRUMENT PROVIDES AS FOLLOWS:

         "10.02. Indemnification

         (a) Subject to the exceptions and limitations contained in Section (b) below:

                  (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                       (A) By the court or other body approving the settlement;

                       (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                       (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         WITH RESPECT TO INDEMNIFICATION OF AN ADVISER TO THE TRUST, THE INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND AUSTIN INVESTMENT MANAGEMENT, INC.; AUXIER ASSET MANAGEMENT, LLC, BAINBRIDGE CAPITAL MANAGEMENT, LLC; H.M. PAYSON & Co.; AND KING INVESTMENT ADVISORS, INC. INCLUDE LANGUAGE SIMILAR TO THE FOLLOWING:

         "Section 4. Standard of Care. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         WITH  RESPECT  TO  INDEMNIFICATION  OF AN  ADVISER  TO THE  TRUST,  THE
         INVESTMENT  ADVISORY  AGREEMENTS  BETWEEN  THE  TRUST  AND  ;  ABSOLUTE
         INVESTMENT ADVISERS, LLC; AH LISANTI CAPITAL GROWTH, LLC; BROWN INVESTMENT ADVISORY INCORPORATED; D.F. DENT AND COMPANY, INC.; GOLDEN CAPITAL MANAGEMENT, LLC; MASTRAPASQUA & Associates; MERK INVESTMENTS, LLC; POLARIS CAPITAL MANAGEMENT, INC.; SHAKER INVESTMENTS, LLC; SPEARS, GRISANTI & Brown, LLC; WINDOWPANE ADVISORS, LLC; AND WINSLOW MANAGEMENT COMPANY, LLC PROVIDE SIMILARLY AS FOLLOWS:

         "Section  5.  Standard  of Care.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

         WITH  RESPECT  TO  INDEMNIFICATION  OF THE  UNDERWRITER  OF THE  TRUST,
         SECTION 8 OF THE DISTRIBUTION AGREEMENT PROVIDES:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

                  (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

                  (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Item 16. Exhibits:
         --------

         (1) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit
               (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

         (2) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

         (3)   Voting Trust Agreement - None.

         (4) Form of Agreement and Plan of Conversion and Termination - filed as Appendix A to the Combined Proxy Statement and Prospectus.

         (5) Instruments Defining Rights of Security Holders - Sections 2.04 and 2.07 of Registrant's Trust Instrument as filed in Exhibit 1.

         (6) (a) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No.62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

               (b) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

               (c) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

               (d) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated pertaining to Brown Advisory Small Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

               (e) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

               (f) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated pertaining to Brown Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

               (g) Investment Advisory Agreement between Registrant and Shaker Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

               (h) Form of Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

               (i) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

               (j) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

               (k) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) (Exhibit incorporated by reference as filed as
               Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

               (l) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

               (m) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

               (n) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated pertaining to Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity Fund, Brown Advisory Small Cap Value Fund and Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit
               (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

               (o) Interim Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(18) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

               (p) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit
               (d)(19) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (q) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (d)(20) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (r) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

               (s) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (t) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (u) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (v) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (w) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated pertaining to Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (x) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

               (y) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (z) Form of Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(30) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (aa) Form of Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 001275125-05-000327).

         (7) (a) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002,accession number 0001004402-02-000540).

               (b) Distribution Agreement between Registrant and Forum Fund Services, LLC dated November 14, 2003 as amended and restated October 1, 2004 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

         (8)   Bonus or Profit Sharing Contracts - none

         (9) (a) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

               (b) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

         (10) (a) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit
               (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

               (b) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18,
               2002) for Brown  Advisory  Small-Cap  Growth  Fund (A Shares) and

               Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

               (c)  Rule  12b-1  Plan  dated   September  14,  2004  adopted  by
               Registrant  for  Auxier  Focus  Fund  (A and C  Shares)  (Exhibit
               incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

               (d) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (h) (12) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (e) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (m)(6) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (f) Rule 12b-1 Plan dated March 24, 2005 adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (m)(7) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (g) Rule 12b-1 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (m)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

               (h) Rule 12b-1 Plan adopted by Registrant for Steepleview Fund (Exhibit incorporated by reference as filed as Exhibit (m)(9) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (i) Rule 18f-3  Plan dated  April 26,  2001 (as  amended  May 13,
               2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as
               Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

               (j) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18,
               2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

               (k) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

               (l) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit
               (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (m) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)
               (6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (n) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (o) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

         (11) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered (Exhibit to be filed by post-effective amendment).

         (12) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP regarding certain tax matters and consequences to shareholders discussed in the Combined /Proxy Statement and Prospectus (Exhibit to be filed by post-effective amendment).

         (13) (a) Administration Agreement between Registrant and Forum Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

               (b) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h) (2) in post-effective amendment no. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

               (c) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

               (d) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9) (d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

               (e) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

               (f) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

               (g) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h) (12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

               (h) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

               (i) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

               (j) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

               (k) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h) (11) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (l) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

               (m) Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

               (n) Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

               (o) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h) (17) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (p) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund dated June 30, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

               (q) Form of Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (r) Form of Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated April 29, 2005 (Exhibit incorporated by reference as filed as Exhibit (h) (22) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (s) Form of Contractual Fee Waiver Agreement  between  Registrant
               and  Brown  Investment  Advisory  Incorporated   regarding  Brown
               Advisory Opportunity Fund (Exhibit filed herewith).

               (t) Compliance Services Agreement between Registrant and Foreside Fund Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 (Exhibit incorporated by reference as filed as Exhibit (h) (25) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

         (14)  Consent of Independent  Registered  Certified  Public  Accounting
               Firms:

               (a) Consent of Briggs, Bunting & Dougherty, LLP (Exhibit filed herewith).

               (b) Consent of KPMG LLP(Exhibit filed herewith).

         (15)  All  Financial  Statements  Omitted  Pursuant to Item 14(a) (1) -
               None.

         (16) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit filed herewith).

         (17) (a) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

               (b) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p) (2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

               (c) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

               (d) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

               (e) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

               (f) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

               (g) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

               (h) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p) (8) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

               (i) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

               (j) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

               (k)  Code  of  Ethics  adopted  by   Philadelphia   International
               Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p) (12) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

               (l) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p) (13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

               (m) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

               (n) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

               (o) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

               (p) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

               (q) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

               (r) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)
               (19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (s) Code of Ethics adopted by Bainbridge Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (22) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

               (t) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (u) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (v) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (w) Code of Ethics adopted by Contradictory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)
               (26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (x) Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit (p)
               (27) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (y) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (z) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (aa) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (bb) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (cc) Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (dd) Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (ee) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (ff) Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit
               (p) (35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

               (hh) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (ii) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (jj) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (kk) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

               (ll) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(40) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

               (mm) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via EDGAR on September 27, 2005, accession number 0001275125-05-000478).

               (nn) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

               (oo) Proxy card (Exhibit incorporated by reference as filed as Exhibit 16(17)(qq) in Form N-14 Registration Statement via EDGAR on October 14, 2005, accession number 0000898432-05-000859).

               (pp) Nevis Fund, Inc. Prospectus (Exhibit incorporated by reference as filed as Exhibit 16(17)(rr) in Form N-14 Registration Statement via EDGAR on October 14, 2005, accession number 0000898432-05-000859).

               (qq) Nevis Fund, Inc. Statement of Additional Information (Exhibit incorporated by reference as filed as Exhibit 16(17)(ss) in Form N-14 Registration Statement via EDGAR on October 14, 2005, accession number 0000898432-05-000859).

               (rr) Nevis Fund, Inc. Annual Report dated May 31, 2005 (Exhibit incorporated by reference as filed as Exhibit 16(17)(tt) in Form N-14 Registration Statement via EDGAR on October 14, 2005, accession number 0000898432-05-000859).

Item 17. Undertakings
         ------------

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that the prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file copies of the legal opinion and tax opinion each required to be filed as an exhibit to the registration statement by Items 16(11) and (12), respectively, of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES


    As required by the Securities Act of 1933, as amended (the "1933 Act"), this registration statement has been signed on behalf of the Registrant, Forum Funds, in the City Portland and the state of Maine, on the 23rd day of November, 2005.

                                         FORUM FUNDS

                                         By: /s/ Simon D. Collier
                                             -------------------
                                             Simon D. Collier, President

    Pursuant to the requirements of the 1933 Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                     Date
---------                              -----                     ----

/s/ Simon D. Collier       President, Principal Executive     November 23, 2005
---------------------                  Officer
Simon D. Collier

/s/ Carl A. Bright         Principal Financial Officer        November 23, 2005
-------------------
Carl A. Bright

/s/ John Y. Keffer*                    Trustee                November 23, 2005
--------------------
John Y. Keffer

/s/ James C. Cheng*                    Trustee                November 23, 2005
-------------------
James C. Cheng

/s/ J. Michael Parish*                 Trustee                November 23, 2005
----------------------
J. Michael Parish

/s/ Costas Azariadis*                  Trustee                November 23, 2005
---------------------
Costas Azariadis

*By: /s/David M. Whitaker
     --------------------
       David M. Whitaker
        Attorney-In-Fact

                                  FORUM FUNDS

                                 Exhibit Index
                                 -------------

         (13)(s) Form of Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Opportunity Fund

         (14)     Consent of Independent  Registered Certified Public Accounting
                  Firm:

                  (a) Consent of Briggs, Bunting & Dougherty, LLP

                  (b)  Consent of KPMG LLP

         (16) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant.